UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
EMPOWER FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Empower Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2023

Item 1. REPORTS TO STOCKHOLDERS
EMPOWER FUNDS, INC.
Empower Lifetime Funds (Institutional Class, Investor Class, and Service Class)
Semi-Annual Report
June 30, 2023
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Empower Lifetime 2015 Fund
Summary of Investments by Asset Class as of June 30, 2023 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	46.34%
Large Cap Equity	16.65
Fixed Interest Contract	12.96
International Equity	11.50
Mid Cap Equity	6.90
Real Estate Equity	3.16
Small Cap Equity	2.49
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/23)	(06/30/23)	(01/01/23 – 06/30/23)
Institutional Class
Actual	$1,000.00	$1,056.40	$2.19
Hypothetical (5% return before expenses)	$1,000.00	$1,022.70	$2.16
Investor Class
Actual	$1,000.00	$1,054.69	$3.97
Hypothetical (5% return before expenses)	$1,000.00	$1,020.90	$3.91
Service Class
Actual	$1,000.00	$1,054.26	$4.48
Hypothetical (5% return before expenses)	$1,000.00	$1,020.40	$4.41
* Expenses are equal to the Fund's annualized expense ratio of 0.43% for the Institutional Class shares, 0.78% for the Investor Class shares, 0.88% and for the Service Class shares multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests,  (0.36%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Empower Lifetime 2020 Fund
Summary of Investments by Asset Class as of June 30, 2023 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	44.14%
Large Cap Equity	18.12
International Equity	13.43
Fixed Interest Contract	10.63
Mid Cap Equity	7.46
Real Estate Equity	3.23
Small Cap Equity	2.99
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/23)	(06/30/23)	(01/01/23 – 06/30/23)
Institutional Class
Actual	$1,000.00	$1,061.24	$2.30
Hypothetical (5% return before expenses)	$1,000.00	$1,022.60	$2.26
Investor Class
Actual	$1,000.00	$1,059.53	$4.09
Hypothetical (5% return before expenses)	$1,000.00	$1,020.80	$4.01
Service Class
Actual	$1,000.00	$1,058.30	$4.59
Hypothetical (5% return before expenses)	$1,000.00	$1,020.30	$4.51
* Expenses are equal to the Fund's annualized expense ratio of 0.45% for the Institutional Class shares, 0.80% for the Investor Class shares, 0.90% and for the Service Class shares multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests,  (0.37%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Empower Lifetime 2025 Fund
Summary of Investments by Asset Class as of June 30, 2023 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	40.47%
Large Cap Equity	20.11
International Equity	15.88
Fixed Interest Contract	8.31
Mid Cap Equity	8.27
Small Cap Equity	3.65
Real Estate Equity	3.31
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/23)	(06/30/23)	(01/01/23 – 06/30/23)
Institutional Class
Actual	$1,000.00	$1,066.00	$2.46
Hypothetical (5% return before expenses)	$1,000.00	$1,022.40	$2.41
Investor Class
Actual	$1,000.00	$1,065.14	$4.25
Hypothetical (5% return before expenses)	$1,000.00	$1,020.70	$4.16
Service Class
Actual	$1,000.00	$1,064.61	$4.76
Hypothetical (5% return before expenses)	$1,000.00	$1,020.20	$4.66
* Expenses are equal to the Fund's annualized expense ratio of 0.48% for the Institutional Class shares, 0.83% for the Investor Class shares, 0.93% and for the Service Class shares multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests,  (0.39%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Empower Lifetime 2030 Fund
Summary of Investments by Asset Class as of June 30, 2023 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	34.47%
Large Cap Equity	22.96
International Equity	19.36
Mid Cap Equity	9.38
Fixed Interest Contract	5.92
Small Cap Equity	4.51
Real Estate Equity	3.40
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/23)	(06/30/23)	(01/01/23 – 06/30/23)
Institutional Class
Actual	$1,000.00	$1,074.70	$2.57
Hypothetical (5% return before expenses)	$1,000.00	$1,022.30	$2.51
Investor Class
Actual	$1,000.00	$1,073.12	$4.37
Hypothetical (5% return before expenses)	$1,000.00	$1,020.60	$4.26
Service Class
Actual	$1,000.00	$1,072.84	$4.88
Hypothetical (5% return before expenses)	$1,000.00	$1,020.10	$4.76
* Expenses are equal to the Fund's annualized expense ratio of 0.50% for the Institutional Class shares, 0.85% for the Investor Class shares, 0.95% and for the Service Class shares multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests,  (0.40%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Empower Lifetime 2035 Fund
Summary of Investments by Asset Class as of June 30, 2023 (unaudited)
Asset Class	Percentage of Fund Investments
Large Cap Equity	26.56%
Bond	25.99
International Equity	23.72
Mid Cap Equity	10.86
Small Cap Equity	5.71
Fixed Interest Contract	3.67
Real Estate Equity	3.49
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/23)	(06/30/23)	(01/01/23 – 06/30/23)
Institutional Class
Actual	$1,000.00	$1,084.73	$2.74
Hypothetical (5% return before expenses)	$1,000.00	$1,022.20	$2.66
Investor Class
Actual	$1,000.00	$1,082.67	$4.54
Hypothetical (5% return before expenses)	$1,000.00	$1,020.40	$4.41
Service Class
Actual	$1,000.00	$1,082.52	$5.06
Hypothetical (5% return before expenses)	$1,000.00	$1,019.90	$4.91
* Expenses are equal to the Fund's annualized expense ratio of 0.53% for the Institutional Class shares, 0.88% for the Investor Class shares, 0.98% and for the Service Class shares multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests,  (0.42%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Empower Lifetime 2040 Fund
Summary of Investments by Asset Class as of June 30, 2023 (unaudited)
Asset Class	Percentage of Fund Investments
Large Cap Equity	29.78%
International Equity	28.24
Bond	17.32
Mid Cap Equity	12.19
Small Cap Equity	6.94
Real Estate Equity	3.60
Fixed Interest Contract	1.93
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/23)	(06/30/23)	(01/01/23 – 06/30/23)
Institutional Class
Actual	$1,000.00	$1,093.28	$2.85
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	$2.76
Investor Class
Actual	$1,000.00	$1,091.31	$4.67
Hypothetical (5% return before expenses)	$1,000.00	$1,020.30	$4.51
Service Class
Actual	$1,000.00	$1,091.48	$5.19
Hypothetical (5% return before expenses)	$1,000.00	$1,019.80	$5.01
* Expenses are equal to the Fund's annualized expense ratio of 0.55% for the Institutional Class shares, 0.90% for the Investor Class shares, 1.00% and for the Service Class shares multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests,  (0.44%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Empower Lifetime 2045 Fund
Summary of Investments by Asset Class as of June 30, 2023 (unaudited)
Asset Class	Percentage of Fund Investments
International Equity	32.05%
Large Cap Equity	31.78
Mid Cap Equity	12.87
Bond	10.80
Small Cap Equity	7.92
Real Estate Equity	3.66
Fixed Interest Contract	0.92
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/23)	(06/30/23)	(01/01/23 – 06/30/23)
Institutional Class
Actual	$1,000.00	$1,101.52	$2.97
Hypothetical (5% return before expenses)	$1,000.00	$1,022.00	$2.86
Investor Class
Actual	$1,000.00	$1,098.51	$4.79
Hypothetical (5% return before expenses)	$1,000.00	$1,020.20	$4.61
Service Class
Actual	$1,000.00	$1,097.64	$5.31
Hypothetical (5% return before expenses)	$1,000.00	$1,019.70	$5.11
* Expenses are equal to the Fund's annualized expense ratio of 0.57% for the Institutional Class shares, 0.92% for the Investor Class shares, 1.02% and for the Service Class shares multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests,  (0.45%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Empower Lifetime 2050 Fund
Summary of Investments by Asset Class as of June 30, 2023 (unaudited)
Asset Class	Percentage of Fund Investments
International Equity	34.36%
Large Cap Equity	32.09
Mid Cap Equity	12.99
Small Cap Equity	8.57
Bond	7.78
Real Estate Equity	3.75
Fixed Interest Contract	0.46
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/23)	(06/30/23)	(01/01/23 – 06/30/23)
Institutional Class
Actual	$1,000.00	$1,102.10	$3.02
Hypothetical (5% return before expenses)	$1,000.00	$1,021.90	$2.91
Investor Class
Actual	$1,000.00	$1,100.00	$4.84
Hypothetical (5% return before expenses)	$1,000.00	$1,020.20	$4.66
Service Class
Actual	$1,000.00	$1,100.09	$5.36
Hypothetical (5% return before expenses)	$1,000.00	$1,019.70	$5.16
* Expenses are equal to the Fund's annualized expense ratio of 0.58% for the Institutional Class shares, 0.93% for the Investor Class shares, 1.03% and for the Service Class shares multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests,  (0.46%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Empower Lifetime 2055 Fund
Summary of Investments by Asset Class as of June 30, 2023 (unaudited)
Asset Class	Percentage of Fund Investments
International Equity	35.69%
Large Cap Equity	31.54
Mid Cap Equity	12.64
Small Cap Equity	8.96
Bond	7.00
Real Estate Equity	3.82
Fixed Interest Contract	0.35
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/23)	(06/30/23)	(01/01/23 – 06/30/23)
Institutional Class
Actual	$1,000.00	$1,104.14	$3.03
Hypothetical (5% return before expenses)	$1,000.00	$1,021.90	$2.91
Investor Class
Actual	$1,000.00	$1,100.72	$4.84
Hypothetical (5% return before expenses)	$1,000.00	$1,020.20	$4.66
Service Class
Actual	$1,000.00	$1,099.82	$5.36
Hypothetical (5% return before expenses)	$1,000.00	$1,019.70	$5.16
* Expenses are equal to the Fund's annualized expense ratio of 0.58% for the Institutional Class shares, 0.93% for the Investor Class shares, 1.03% and for the Service Class shares multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests,  (0.46%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Empower Lifetime 2060 Fund
Summary of Investments by Asset Class as of June 30, 2023 (unaudited)
Asset Class	Percentage of Fund Investments
International Equity	37.07%
Large Cap Equity	30.55
Mid Cap Equity	12.20
Small Cap Equity	9.23
Bond	6.71
Real Estate Equity	3.91
Fixed Interest Contract	0.33
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/23)	(06/30/23)	(01/01/23 – 06/30/23)
Institutional Class
Actual	$1,000.00	$1,102.40	$3.02
Hypothetical (5% return before expenses)	$1,000.00	$1,021.90	$2.91
Investor Class
Actual	$1,000.00	$1,100.43	$4.84
Hypothetical (5% return before expenses)	$1,000.00	$1,020.20	$4.66
Service Class
Actual	$1,000.00	$1,099.57	$5.36
Hypothetical (5% return before expenses)	$1,000.00	$1,019.70	$5.16
* Expenses are equal to the Fund's annualized expense ratio of 0.58% for the Institutional Class shares, 0.93% for the Investor Class shares, 1.03% and for the Service Class shares multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests,  (0.46%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2015 FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
6,556,613	Empower Bond Index Fund Institutional Class(a)	$ 54,354,318
3,168,842	Empower Core Bond Fund Institutional Class(a)	26,713,338
3,864,927	Empower Global Bond Fund Institutional Class(a)	28,445,861
1,677,788	Empower High Yield Bond Fund Institutional Class(a)	15,435,651
7,584,191	Empower Inflation-Protected Securities Fund Institutional Class(a)	67,271,776
2,694,522	Empower Multi-Sector Bond Fund Institutional Class(a)	21,663,960
3,120,019	Empower Short Duration Bond Fund Institutional Class(a)	29,078,574

TOTAL BOND MUTUAL FUNDS — 46.35% (Cost $277,599,451)		$242,963,478
EQUITY MUTUAL FUNDS
366,896	American Century Real Estate Fund Class R6	8,533,993
965,183	DFA International Real Estate Securities Portfolio Institutional Class	3,465,006
162,837	Empower Ariel Mid Cap Value Fund Institutional Class(a)	1,856,340
764,316	Empower Emerging Markets Equity Fund Institutional Class(a)	6,374,396
1,240,498	Empower International Growth Fund Institutional Class(a)	11,176,890
2,299,515	Empower International Index Fund Institutional Class(a)	23,753,986
1,511,134	Empower International Value Fund Institutional Class(a)	12,602,856
2,129,449	Empower Large Cap Growth Fund Institutional Class(a)	20,208,468
3,117,403	Empower Large Cap Value Fund Institutional Class(a)	21,915,346
961,873	Empower Mid Cap Value Fund Institutional Class(a)	7,541,083
574,442	Empower Real Estate Index Fund Institutional Class(a)	4,578,304
Shares		Fair Value
Equity Mutual Funds — (continued)
4,821,225	Empower S&P 500® Index Fund Institutional Class(a)	$ 42,137,510
2,195,571	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	18,135,419
1,269,843	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	8,088,902
72,253	Empower Small Cap Growth Fund Institutional Class(a)	741,315
605,818	Empower Small Cap Value Fund Institutional Class(a)	4,252,843
1,303,649	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	8,656,230
641,451	Fidelity® Emerging Markets Index Fund Institutional Class	6,369,615
110,154	Janus Henderson Triton Fund Class N	3,025,932

TOTAL EQUITY MUTUAL FUNDS — 40.71% (Cost $226,429,579)		$213,414,434
Account Balance
FIXED INTEREST CONTRACT
67,976,073 (b)	Empower of America Contract(a) 1.65%(c)	67,976,073

TOTAL FIXED INTEREST CONTRACT — 12.97% (Cost $67,976,073)		$ 67,976,073
TOTAL INVESTMENTS — 100.03% (Cost $572,005,103)		$524,353,985
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (180,008)
TOTAL NET ASSETS — 100.00%		$524,173,977

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at June 30, 2023. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2020 FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
4,864,328	Empower Bond Index Fund Institutional Class(a)	$ 40,325,275
2,352,951	Empower Core Bond Fund Institutional Class(a)	19,835,380
2,705,608	Empower Global Bond Fund Institutional Class(a)	19,913,271
1,244,650	Empower High Yield Bond Fund Institutional Class(a)	11,450,783
4,197,987	Empower Inflation-Protected Securities Fund Institutional Class(a)	37,236,144
2,004,958	Empower Multi-Sector Bond Fund Institutional Class(a)	16,119,864
1,788,317	Empower Short Duration Bond Fund Institutional Class(a)	16,667,116

TOTAL BOND MUTUAL FUNDS — 44.16% (Cost $183,016,264)		$161,547,833
EQUITY MUTUAL FUNDS
258,314	American Century Real Estate Fund Class R6	6,008,391
715,598	DFA International Real Estate Securities Portfolio Institutional Class	2,568,997
125,548	Empower Ariel Mid Cap Value Fund Institutional Class(a)	1,431,249
650,372	Empower Emerging Markets Equity Fund Institutional Class(a)	5,424,099
1,000,566	Empower International Growth Fund Institutional Class(a)	9,015,103
1,854,735	Empower International Index Fund Institutional Class(a)	19,159,412
1,216,984	Empower International Value Fund Institutional Class(a)	10,149,647
1,614,818	Empower Large Cap Growth Fund Institutional Class(a)	15,324,620
2,353,067	Empower Large Cap Value Fund Institutional Class(a)	16,542,063
722,938	Empower Mid Cap Value Fund Institutional Class(a)	5,667,835
406,699	Empower Real Estate Index Fund Institutional Class(a)	3,241,394
Shares		Fair Value
Equity Mutual Funds — (continued)
3,649,129	Empower S&P 500® Index Fund Institutional Class(a)	$ 31,893,388
1,651,830	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	13,644,115
1,055,868	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	6,725,878
60,921	Empower Small Cap Growth Fund Institutional Class(a)	625,048
508,375	Empower Small Cap Value Fund Institutional Class(a)	3,568,792
988,818	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	6,565,749
545,982	Fidelity® Emerging Markets Index Fund Institutional Class	5,421,599
92,644	Janus Henderson Triton Fund Class N	2,544,919

TOTAL EQUITY MUTUAL FUNDS — 45.24% (Cost $181,245,436)		$165,522,298
Account Balance
FIXED INTEREST CONTRACT
38,904,856 (b)	Empower of America Contract(a) 1.65%(c)	38,904,856

TOTAL FIXED INTEREST CONTRACT — 10.63% (Cost $38,904,856)		$ 38,904,856
TOTAL INVESTMENTS — 100.03% (Cost $403,166,556)		$365,974,987
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (122,413)
TOTAL NET ASSETS — 100.00%		$365,852,574

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at June 30, 2023. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2025 FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
16,718,473	Empower Bond Index Fund Institutional Class(a)	$ 138,596,137
8,058,809	Empower Core Bond Fund Institutional Class(a)	67,935,760
8,808,484	Empower Global Bond Fund Institutional Class(a)	64,830,445
4,266,483	Empower High Yield Bond Fund Institutional Class(a)	39,251,647
10,641,317	Empower Inflation-Protected Securities Fund Institutional Class(a)	94,388,486
6,857,252	Empower Multi-Sector Bond Fund Institutional Class(a)	55,132,304
4,757,132	Empower Short Duration Bond Fund Institutional Class(a)	44,336,467

TOTAL BOND MUTUAL FUNDS — 40.49% (Cost $578,566,903)		$ 504,471,246
EQUITY MUTUAL FUNDS
892,427	American Century Real Estate Fund Class R6	20,757,847
2,618,934	DFA International Real Estate Securities Portfolio Institutional Class	9,401,972
472,846	Empower Ariel Mid Cap Value Fund Institutional Class(a)	5,390,450
2,720,350	Empower Emerging Markets Equity Fund Institutional Class(a)	22,687,719
3,975,400	Empower International Growth Fund Institutional Class(a)	35,818,353
7,392,104	Empower International Index Fund Institutional Class(a)	76,360,432
4,848,568	Empower International Value Fund Institutional Class(a)	40,437,062
6,067,180	Empower Large Cap Growth Fund Institutional Class(a)	57,577,536
8,876,998	Empower Large Cap Value Fund Institutional Class(a)	62,405,294
2,735,064	Empower Mid Cap Value Fund Institutional Class(a)	21,442,906
Shares		Fair Value
Equity Mutual Funds — (continued)
1,402,078	Empower Real Estate Index Fund Institutional Class(a)	$ 11,174,561
13,735,154	Empower S&P 500® Index Fund Institutional Class(a)	120,045,242
6,243,412	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	51,570,587
4,397,064	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	28,009,295
256,348	Empower Small Cap Growth Fund Institutional Class(a)	2,630,130
2,110,410	Empower Small Cap Value Fund Institutional Class(a)	14,815,079
3,722,928	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	24,720,242
2,282,845	Fidelity® Emerging Markets Index Fund Institutional Class	22,668,656
384,042	Janus Henderson Triton Fund Class N	10,549,628

TOTAL EQUITY MUTUAL FUNDS — 51.24% (Cost $674,592,224)		$ 638,462,991
Account Balance
FIXED INTEREST CONTRACT
103,505,110 (b)	Empower of America Contract(a) 1.65%(c)	103,505,110

TOTAL FIXED INTEREST CONTRACT — 8.31% (Cost $103,505,110)		$ 103,505,110
TOTAL INVESTMENTS — 100.04% (Cost $1,356,664,237)		$1,246,439,347
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (437,390)
TOTAL NET ASSETS — 100.00%		$1,246,001,957

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at June 30, 2023. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2030 FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
5,884,985	Empower Bond Index Fund Institutional Class(a)	$ 48,786,524
2,844,540	Empower Core Bond Fund Institutional Class(a)	23,979,476
2,986,661	Empower Global Bond Fund Institutional Class(a)	21,981,826
1,503,482	Empower High Yield Bond Fund Institutional Class(a)	13,832,034
2,726,362	Empower Inflation-Protected Securities Fund Institutional Class(a)	24,182,827
2,419,576	Empower Multi-Sector Bond Fund Institutional Class(a)	19,453,390
1,297,280	Empower Short Duration Bond Fund Institutional Class(a)	12,090,651

TOTAL BOND MUTUAL FUNDS — 34.48% (Cost $185,100,995)		$164,306,728
EQUITY MUTUAL FUNDS
345,860	American Century Real Estate Fund Class R6	8,044,693
1,074,739	DFA International Real Estate Securities Portfolio Institutional Class	3,858,312
204,995	Empower Ariel Mid Cap Value Fund Institutional Class(a)	2,336,941
1,309,696	Empower Emerging Markets Equity Fund Institutional Class(a)	10,922,868
1,839,498	Empower International Growth Fund Institutional Class(a)	16,573,877
3,410,257	Empower International Index Fund Institutional Class(a)	35,227,951
2,237,338	Empower International Value Fund Institutional Class(a)	18,659,399
2,645,981	Empower Large Cap Growth Fund Institutional Class(a)	25,110,363
3,851,887	Empower Large Cap Value Fund Institutional Class(a)	27,078,764
1,182,492	Empower Mid Cap Value Fund Institutional Class(a)	9,270,739
540,400	Empower Real Estate Index Fund Institutional Class(a)	4,306,990
Shares		Fair Value
Equity Mutual Funds — (continued)
5,972,323	Empower S&P 500® Index Fund Institutional Class(a)	$ 52,198,105
2,708,681	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	22,373,703
2,082,501	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	13,265,534
120,993	Empower Small Cap Growth Fund Institutional Class(a)	1,241,392
1,000,062	Empower Small Cap Value Fund Institutional Class(a)	7,020,434
1,616,678	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	10,734,739
1,099,543	Fidelity® Emerging Markets Index Fund Institutional Class	10,918,464
183,137	Janus Henderson Triton Fund Class N	5,030,784

TOTAL EQUITY MUTUAL FUNDS — 59.63% (Cost $307,276,980)		$284,174,052
Account Balance
FIXED INTEREST CONTRACT
28,200,967 (b)	Empower of America Contract(a) 1.65%(c)	28,200,967

TOTAL FIXED INTEREST CONTRACT — 5.92% (Cost $28,200,967)		$ 28,200,967
TOTAL INVESTMENTS — 100.03% (Cost $520,578,942)		$476,681,747
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (156,931)
TOTAL NET ASSETS — 100.00%		$476,524,816

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at June 30, 2023. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2035 FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
13,109,529	Empower Bond Index Fund Institutional Class(a)	$ 108,677,998
6,331,055	Empower Core Bond Fund Institutional Class(a)	53,370,788
6,446,168	Empower Global Bond Fund Institutional Class(a)	47,443,799
3,359,532	Empower High Yield Bond Fund Institutional Class(a)	30,907,694
4,229,509	Empower Inflation-Protected Securities Fund Institutional Class(a)	37,515,743
5,383,878	Empower Multi-Sector Bond Fund Institutional Class(a)	43,286,380
2,210,992	Empower Short Duration Bond Fund Institutional Class(a)	20,606,448

TOTAL BOND MUTUAL FUNDS — 26.01% (Cost $389,944,428)		$ 341,808,850
EQUITY MUTUAL FUNDS
972,819	American Century Real Estate Fund Class R6	22,627,771
3,118,569	DFA International Real Estate Securities Portfolio Institutional Class	11,195,662
649,987	Empower Ariel Mid Cap Value Fund Institutional Class(a)	7,409,850
4,582,877	Empower Emerging Markets Equity Fund Institutional Class(a)	38,221,191
6,145,216	Empower International Growth Fund Institutional Class(a)	55,368,396
11,391,994	Empower International Index Fund Institutional Class(a)	117,679,296
7,490,008	Empower International Value Fund Institutional Class(a)	62,466,671
8,377,034	Empower Large Cap Growth Fund Institutional Class(a)	79,498,052
12,273,261	Empower Large Cap Value Fund Institutional Class(a)	86,281,025
3,785,572	Empower Mid Cap Value Fund Institutional Class(a)	29,678,888
Shares		Fair Value
Equity Mutual Funds — (continued)
1,517,524	Empower Real Estate Index Fund Institutional Class(a)	$ 12,094,666
18,993,444	Empower S&P 500® Index Fund Institutional Class(a)	166,002,702
8,661,994	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	71,548,072
7,250,247	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	46,184,074
424,563	Empower Small Cap Growth Fund Institutional Class(a)	4,356,013
3,494,954	Empower Small Cap Value Fund Institutional Class(a)	24,534,575
5,143,989	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	34,156,089
3,845,779	Fidelity® Emerging Markets Index Fund Institutional Class	38,188,584
631,928	Janus Henderson Triton Fund Class N	17,359,056

TOTAL EQUITY MUTUAL FUNDS — 70.36% (Cost $964,721,641)		$ 924,850,633
Account Balance
FIXED INTEREST CONTRACT
48,274,058 (b)	Empower of America Contract(a) 1.65%(c)	48,274,058

TOTAL FIXED INTEREST CONTRACT — 3.67% (Cost $48,274,058)		$ 48,274,058
TOTAL INVESTMENTS — 100.04% (Cost $1,402,940,127)		$1,314,933,541
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (476,525)
TOTAL NET ASSETS — 100.00%		$1,314,457,016

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at June 30, 2023. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2040 FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
2,618,852	Empower Bond Index Fund Institutional Class(a)	$ 21,710,280
1,263,634	Empower Core Bond Fund Institutional Class(a)	10,652,433
1,253,721	Empower Global Bond Fund Institutional Class(a)	9,227,383
672,832	Empower High Yield Bond Fund Institutional Class(a)	6,190,056
544,312	Empower Inflation-Protected Securities Fund Institutional Class(a)	4,828,049
1,074,891	Empower Multi-Sector Bond Fund Institutional Class(a)	8,642,127
332,286	Empower Short Duration Bond Fund Institutional Class(a)	3,096,903

TOTAL BOND MUTUAL FUNDS — 17.32% (Cost $70,975,380)		$ 64,347,231
EQUITY MUTUAL FUNDS
279,183	American Century Real Estate Fund Class R6	6,493,804
935,343	DFA International Real Estate Securities Portfolio Institutional Class	3,357,881
206,854	Empower Ariel Mid Cap Value Fund Institutional Class(a)	2,358,135
1,596,803	Empower Emerging Markets Equity Fund Institutional Class(a)	13,317,341
2,043,670	Empower International Growth Fund Institutional Class(a)	18,413,469
3,791,472	Empower International Index Fund Institutional Class(a)	39,165,909
2,487,806	Empower International Value Fund Institutional Class(a)	20,748,305
2,642,786	Empower Large Cap Growth Fund Institutional Class(a)	25,080,037
3,882,649	Empower Large Cap Value Fund Institutional Class(a)	27,295,025
1,197,851	Empower Mid Cap Value Fund Institutional Class(a)	9,391,154
443,934	Empower Real Estate Index Fund Institutional Class(a)	3,538,154
Shares		Fair Value
Equity Mutual Funds — (continued)
5,989,409	Empower S&P 500® Index Fund Institutional Class(a)	$ 52,347,433
2,757,111	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	22,773,738
2,500,669	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	15,929,261
144,736	Empower Small Cap Growth Fund Institutional Class(a)	1,484,989
1,193,532	Empower Small Cap Value Fund Institutional Class(a)	8,378,592
1,621,173	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	10,764,587
1,340,627	Fidelity® Emerging Markets Index Fund Institutional Class	13,312,425
215,275	Janus Henderson Triton Fund Class N	5,913,598

TOTAL EQUITY MUTUAL FUNDS — 80.78% (Cost $322,612,226)		$300,063,837
Account Balance
FIXED INTEREST CONTRACT
7,191,003 (b)	Empower of America Contract(a) 1.65%(c)	7,191,003

TOTAL FIXED INTEREST CONTRACT — 1.93% (Cost $7,191,003)		$ 7,191,003
TOTAL INVESTMENTS — 100.03% (Cost $400,778,609)		$371,602,071
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (125,616)
TOTAL NET ASSETS — 100.00%		$371,476,455

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at June 30, 2023. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2045 FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
4,268,052	Empower Bond Index Fund Institutional Class(a)	$ 35,382,153
2,055,810	Empower Core Bond Fund Institutional Class(a)	17,330,476
2,005,065	Empower Global Bond Fund Institutional Class(a)	14,757,279
1,093,214	Empower High Yield Bond Fund Institutional Class(a)	10,057,572
470,584	Empower Inflation-Protected Securities Fund Institutional Class(a)	4,174,082
1,752,029	Empower Multi-Sector Bond Fund Institutional Class(a)	14,086,316
390,072	Empower Short Duration Bond Fund Institutional Class(a)	3,635,466

TOTAL BOND MUTUAL FUNDS — 10.81% (Cost $112,322,888)		$ 99,423,344
EQUITY MUTUAL FUNDS
695,553	American Century Real Estate Fund Class R6	16,178,554
2,434,699	DFA International Real Estate Securities Portfolio Institutional Class	8,740,571
535,075	Empower Ariel Mid Cap Value Fund Institutional Class(a)	6,099,852
4,629,109	Empower Emerging Markets Equity Fund Institutional Class(a)	38,606,772
5,680,320	Empower International Growth Fund Institutional Class(a)	51,179,681
10,535,126	Empower International Index Fund Institutional Class(a)	108,827,852
6,916,804	Empower International Value Fund Institutional Class(a)	57,686,145
6,971,236	Empower Large Cap Growth Fund Institutional Class(a)	66,157,025
10,194,244	Empower Large Cap Value Fund Institutional Class(a)	71,665,537
3,135,176	Empower Mid Cap Value Fund Institutional Class(a)	24,579,779
1,099,075	Empower Real Estate Index Fund Institutional Class(a)	8,759,627
Shares		Fair Value
Equity Mutual Funds — (continued)
15,760,947	Empower S&P 500® Index Fund Institutional Class(a)	$137,750,678
7,198,407	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	59,458,840
7,050,158	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	44,909,506
413,531	Empower Small Cap Growth Fund Institutional Class(a)	4,242,831
3,388,632	Empower Small Cap Value Fund Institutional Class(a)	23,788,199
4,274,926	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	28,385,506
3,885,648	Fidelity® Emerging Markets Index Fund Institutional Class	38,584,490
613,226	Janus Henderson Triton Fund Class N	16,845,320

TOTAL EQUITY MUTUAL FUNDS — 88.31% (Cost $854,084,174)		$812,446,765
Account Balance
FIXED INTEREST CONTRACT
8,458,481 (b)	Empower of America Contract(a) 1.65%(c)	8,458,481

TOTAL FIXED INTEREST CONTRACT — 0.92% (Cost $8,458,481)		$ 8,458,481
TOTAL INVESTMENTS — 100.04% (Cost $974,865,543)		$920,328,590
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (333,777)
TOTAL NET ASSETS — 100.00%		$919,994,813

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at June 30, 2023. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2050 FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
892,995	Empower Bond Index Fund Institutional Class(a)	$ 7,402,929
431,633	Empower Core Bond Fund Institutional Class(a)	3,638,666
411,200	Empower Global Bond Fund Institutional Class(a)	3,026,430
229,104	Empower High Yield Bond Fund Institutional Class(a)	2,107,759
25,647	Empower Inflation-Protected Securities Fund Institutional Class(a)	227,488
368,272	Empower Multi-Sector Bond Fund Institutional Class(a)	2,960,906
54,273	Empower Short Duration Bond Fund Institutional Class(a)	505,826

TOTAL BOND MUTUAL FUNDS — 7.78% (Cost $21,691,804)		$ 19,870,004
EQUITY MUTUAL FUNDS
196,242	American Century Real Estate Fund Class R6	4,564,594
713,814	DFA International Real Estate Securities Portfolio Institutional Class	2,562,593
151,123	Empower Ariel Mid Cap Value Fund Institutional Class(a)	1,722,808
1,422,608	Empower Emerging Markets Equity Fund Institutional Class(a)	11,864,551
1,671,297	Empower International Growth Fund Institutional Class(a)	15,058,387
3,101,974	Empower International Index Fund Institutional Class(a)	32,043,394
2,037,161	Empower International Value Fund Institutional Class(a)	16,989,919
1,943,303	Empower Large Cap Growth Fund Institutional Class(a)	18,441,947
2,844,367	Empower Large Cap Value Fund Institutional Class(a)	19,995,899
877,850	Empower Mid Cap Value Fund Institutional Class(a)	6,882,341
309,103	Empower Real Estate Index Fund Institutional Class(a)	2,463,551
Shares		Fair Value
Equity Mutual Funds — (continued)
4,403,103	Empower S&P 500® Index Fund Institutional Class(a)	$ 38,483,124
2,016,483	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	16,656,152
2,120,675	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	13,508,697
122,148	Empower Small Cap Growth Fund Institutional Class(a)	1,253,235
1,016,390	Empower Small Cap Value Fund Institutional Class(a)	7,135,056
1,192,142	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	7,915,824
1,194,553	Fidelity® Emerging Markets Index Fund Institutional Class	11,861,911
183,823	Janus Henderson Triton Fund Class N	5,049,621

TOTAL EQUITY MUTUAL FUNDS — 91.79% (Cost $249,428,547)		$234,453,604
Account Balance
FIXED INTEREST CONTRACT
1,188,862 (b)	Empower of America Contract(a) 1.65%(c)	1,188,862

TOTAL FIXED INTEREST CONTRACT — 0.46% (Cost $1,188,862)		$ 1,188,862
TOTAL INVESTMENTS — 100.03% (Cost $272,309,213)		$255,512,470
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (85,601)
TOTAL NET ASSETS — 100.00%		$255,426,869

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at June 30, 2023. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2055 FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
1,445,687	Empower Bond Index Fund Institutional Class(a)	$ 11,984,744
697,577	Empower Core Bond Fund Institutional Class(a)	5,880,572
686,988	Empower Global Bond Fund Institutional Class(a)	5,056,230
373,224	Empower High Yield Bond Fund Institutional Class(a)	3,433,659
592,840	Empower Multi-Sector Bond Fund Institutional Class(a)	4,766,434
72,384	Empower Short Duration Bond Fund Institutional Class(a)	674,622

TOTAL BOND MUTUAL FUNDS — 7.01% (Cost $35,711,126)		$ 31,796,261
EQUITY MUTUAL FUNDS
350,638	American Century Real Estate Fund Class R6	8,155,848
1,324,121	DFA International Real Estate Securities Portfolio Institutional Class	4,753,595
260,072	Empower Ariel Mid Cap Value Fund Institutional Class(a)	2,964,818
2,702,179	Empower Emerging Markets Equity Fund Institutional Class(a)	22,536,171
3,051,967	Empower International Growth Fund Institutional Class(a)	27,498,222
5,655,711	Empower International Index Fund Institutional Class(a)	58,423,494
3,715,891	Empower International Value Fund Institutional Class(a)	30,990,535
3,378,951	Empower Large Cap Growth Fund Institutional Class(a)	32,066,245
4,936,334	Empower Large Cap Value Fund Institutional Class(a)	34,702,426
1,519,449	Empower Mid Cap Value Fund Institutional Class(a)	11,912,479
551,398	Empower Real Estate Index Fund Institutional Class(a)	4,394,639
7,661,286	Empower S&P 500® Index Fund Institutional Class(a)	66,959,639
Shares		Fair Value
Equity Mutual Funds — (continued)
3,485,668	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	$ 28,791,615
3,930,450	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	25,036,965
230,456	Empower Small Cap Growth Fund Institutional Class(a)	2,364,483
1,891,033	Empower Small Cap Value Fund Institutional Class(a)	13,275,056
2,069,941	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	13,744,409
2,268,147	Fidelity® Emerging Markets Index Fund Institutional Class	22,522,702
342,085	Janus Henderson Triton Fund Class N	9,397,082

TOTAL EQUITY MUTUAL FUNDS — 92.68% (Cost $442,978,611)		$420,490,423
Account Balance
FIXED INTEREST CONTRACT
1,575,083 (b)	Empower of America Contract(a) 1.65%(c)	1,575,083

TOTAL FIXED INTEREST CONTRACT — 0.34% (Cost $1,575,083)		$ 1,575,083
TOTAL INVESTMENTS — 100.03% (Cost $480,264,820)		$453,861,767
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (158,719)
TOTAL NET ASSETS — 100.00%		$453,703,048

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at June 30, 2023. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2060 FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
116,331	Empower Bond Index Fund Institutional Class(a)	$ 964,388
56,060	Empower Core Bond Fund Institutional Class(a)	472,588
58,972	Empower Global Bond Fund Institutional Class(a)	434,031
29,675	Empower High Yield Bond Fund Institutional Class(a)	273,010
47,800	Empower Multi-Sector Bond Fund Institutional Class(a)	384,311
5,772	Empower Short Duration Bond Fund Institutional Class(a)	53,794

TOTAL BOND MUTUAL FUNDS — 6.71% (Cost $2,689,265)		$ 2,582,122
EQUITY MUTUAL FUNDS
29,901	American Century Real Estate Fund Class R6	695,506
119,933	DFA International Real Estate Securities Portfolio Institutional Class	430,559
21,277	Empower Ariel Mid Cap Value Fund Institutional Class(a)	242,559
246,520	Empower Emerging Markets Equity Fund Institutional Class(a)	2,055,979
265,138	Empower International Growth Fund Institutional Class(a)	2,388,894
491,904	Empower International Index Fund Institutional Class(a)	5,081,364
322,852	Empower International Value Fund Institutional Class(a)	2,692,589
276,602	Empower Large Cap Growth Fund Institutional Class(a)	2,624,954
404,056	Empower Large Cap Value Fund Institutional Class(a)	2,840,511
124,232	Empower Mid Cap Value Fund Institutional Class(a)	973,976
47,361	Empower Real Estate Index Fund Institutional Class(a)	377,466
Shares		Fair Value
Equity Mutual Funds — (continued)
625,783	Empower S&P 500® Index Fund Institutional Class(a)	$ 5,469,343
285,294	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	2,356,531
344,212	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	2,192,628
19,875	Empower Small Cap Growth Fund Institutional Class(a)	203,918
165,058	Empower Small Cap Value Fund Institutional Class(a)	1,158,711
169,263	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	1,123,904
207,050	Fidelity® Emerging Markets Index Fund Institutional Class	2,056,005
29,985	Janus Henderson Triton Fund Class N	823,695

TOTAL EQUITY MUTUAL FUNDS — 92.99% (Cost $36,144,277)		$35,789,092
Account Balance
FIXED INTEREST CONTRACT
126,804 (b)	Empower of America Contract(a) 1.65%(c)	126,804

TOTAL FIXED INTEREST CONTRACT — 0.33% (Cost $126,804)		$ 126,804
TOTAL INVESTMENTS — 100.03% (Cost $38,960,346)		$38,498,018
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (11,870)
TOTAL NET ASSETS — 100.00%		$38,486,148

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at June 30, 2023. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2023 (Unaudited)
	Empower Lifetime 2015 Fund	Empower Lifetime 2020 Fund	Empower Lifetime 2025 Fund
ASSETS:
Investments at fair value, affiliated(a)	$502,959,439	$349,431,081	$1,183,061,244
Investments at fair value, unaffiliated(b)	21,394,546	16,543,906	63,378,103
Subscriptions receivable	114,124	594,844	3,816,832
Receivable for investments sold	199,485	1,141,087	1,915,585
Total Assets	524,667,594	367,710,918	1,252,171,764
LIABILITIES:
Payable for distribution fees	13,235	1,401	40,042
Payable for investments purchased	21,539	6,262	2,476,358
Payable for shareholder services fees	134,729	96,073	304,134
Payable to investment adviser	32,044	24,936	92,733
Redemptions payable	292,070	1,729,672	3,256,540
Total Liabilities	493,617	1,858,344	6,169,807
NET ASSETS	$524,173,977	$365,852,574	$1,246,001,957
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$4,468,357	$3,712,821	$10,941,423
Paid-in capital in excess of par	579,132,967	417,993,598	1,377,915,874
Undistributed/accumulated deficit	(59,427,347)	(55,853,845)	(142,855,340)
NET ASSETS	$524,173,977	$365,852,574	$1,246,001,957
NET ASSETS BY CLASS
Investor Class	$302,963,281	$316,071,287	$561,111,225
Service Class	$166,312,929	$17,720,026	$500,127,607
Institutional Class	$54,897,767	$32,061,261	$184,763,125
CAPITAL STOCK:
Authorized
Investor Class	230,000,000	210,000,000	250,000,000
Service Class	120,000,000	25,000,000	235,000,000
Institutional Class	30,000,000	22,000,000	130,000,000
Issued and Outstanding
Investor Class	24,042,074	32,095,498	42,411,137
Service Class	13,235,635	1,779,378	37,865,991
Institutional Class	7,405,865	3,253,333	29,137,104
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$12.60	$9.85	$13.23
Service Class	$12.57	$9.96	$13.21
Institutional Class	$7.41	$9.85	$6.34
(a) Cost of investments, affiliated	$546,229,261	$383,699,066	$1,280,405,937
(b) Cost of investments, unaffiliated	$25,775,842	$19,467,490	$76,258,300
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2023 (Unaudited)
	Empower Lifetime 2030 Fund	Empower Lifetime 2035 Fund	Empower Lifetime 2040 Fund
ASSETS:
Investments at fair value, affiliated(a)	$448,829,494	$1,225,562,468	$342,524,363
Investments at fair value, unaffiliated(b)	27,852,253	89,371,073	29,077,708
Subscriptions receivable	1,198,135	2,422,268	1,407,118
Receivable for investments sold	-	399,398	-
Total Assets	477,879,882	1,317,755,207	373,009,189
LIABILITIES:
Payable for distribution fees	2,984	45,983	1,989
Payable for investments purchased	424,976	1,672,133	1,324,802
Payable for shareholder services fees	115,349	315,535	89,919
Payable to investment adviser	38,598	115,007	33,708
Redemptions payable	773,159	1,149,533	82,316
Total Liabilities	1,355,066	3,298,191	1,532,734
NET ASSETS	$476,524,816	$1,314,457,016	$371,476,455
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$4,680,115	$11,962,107	$3,644,085
Paid-in capital in excess of par	531,740,524	1,432,803,104	409,084,610
Undistributed/accumulated deficit	(59,895,823)	(130,308,195)	(41,252,240)
NET ASSETS	$476,524,816	$1,314,457,016	$371,476,455
NET ASSETS BY CLASS
Investor Class	$365,179,462	$528,927,115	$295,546,607
Service Class	$37,919,174	$577,253,519	$25,185,961
Institutional Class	$73,426,180	$208,276,382	$50,743,887
CAPITAL STOCK:
Authorized
Investor Class	205,000,000	220,000,000	140,000,000
Service Class	20,000,000	230,000,000	35,000,000
Institutional Class	75,000,000	140,000,000	20,000,000
Issued and Outstanding
Investor Class	35,908,504	40,212,820	29,051,890
Service Class	3,686,516	44,580,274	2,443,053
Institutional Class	7,206,126	34,827,976	4,945,907
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$10.17	$13.15	$10.17
Service Class	$10.29	$12.95	$10.31
Institutional Class	$10.19	$5.98	$10.26
(a) Cost of investments, affiliated	$488,006,318	$1,297,058,088	$366,855,319
(b) Cost of investments, unaffiliated	$32,572,624	$105,882,039	$33,923,290
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2023 (Unaudited)
	Empower Lifetime 2045 Fund	Empower Lifetime 2050 Fund	Empower Lifetime 2055 Fund
ASSETS:
Investments at fair value, affiliated(a)	$839,979,655	$231,473,751	$409,032,540
Investments at fair value, unaffiliated(b)	80,348,935	24,038,719	44,829,227
Subscriptions receivable	1,226,334	433,247	1,079,191
Receivable for investments sold	-	-	73,729
Total Assets	921,554,924	255,945,717	455,014,687
LIABILITIES:
Payable for distribution fees	30,497	1,847	17,861
Payable for investments purchased	675,414	368,401	671,667
Payable for shareholder services fees	216,497	59,636	97,257
Payable to investment adviser	86,780	24,118	43,534
Redemptions payable	550,923	64,846	481,320
Total Liabilities	1,560,111	518,848	1,311,639
NET ASSETS	$919,994,813	$255,426,869	$453,703,048
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$8,433,908	$2,385,954	$4,254,816
Paid-in capital in excess of par	1,000,363,672	274,901,223	496,576,257
Undistributed/accumulated deficit	(88,802,767)	(21,860,308)	(47,128,025)
NET ASSETS	$919,994,813	$255,426,869	$453,703,048
NET ASSETS BY CLASS
Investor Class	$379,465,554	$190,215,939	$116,087,863
Service Class	$385,874,813	$23,632,854	$227,158,244
Institutional Class	$154,654,446	$41,578,076	$110,456,941
CAPITAL STOCK:
Authorized
Investor Class	135,000,000	65,000,000	35,000,000
Service Class	170,000,000	35,000,000	105,000,000
Institutional Class	110,000,000	15,000,000	105,000,000
Issued and Outstanding
Investor Class	28,551,539	17,802,168	6,954,206
Service Class	30,497,414	2,186,555	14,133,600
Institutional Class	25,290,129	3,870,816	21,460,354
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$13.29	$10.68	$16.69
Service Class	$12.65	$10.81	$16.07
Institutional Class	$6.12	$10.74	$5.15
(a) Cost of investments, affiliated	$879,954,656	$244,814,743	$427,923,030
(b) Cost of investments, unaffiliated	$94,910,887	$27,494,470	$52,341,790
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2023 (Unaudited)
Empower Lifetime 2060 Fund
ASSETS:
Investments at fair value, affiliated(a)	$34,492,253
Investments at fair value, unaffiliated(b)	4,005,765
Subscriptions receivable	302,875
Total Assets	38,800,893
LIABILITIES:
Payable for distribution fees	111
Payable for investments purchased	244,212
Payable for shareholder services fees	8,112
Payable to investment adviser	3,647
Redemptions payable	58,663
Total Liabilities	314,745
NET ASSETS	$38,486,148
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$379,041
Paid-in capital in excess of par	40,057,132
Undistributed/accumulated deficit	(1,950,025)
NET ASSETS	$38,486,148
NET ASSETS BY CLASS
Investor Class	$28,157,816
Service Class	$1,445,303
Institutional Class	$8,883,029
CAPITAL STOCK:
Authorized
Investor Class	35,000,000
Service Class	35,000,000
Institutional Class	10,000,000
Issued and Outstanding
Investor Class	2,777,515
Service Class	141,855
Institutional Class	871,037
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$10.14
Service Class	$10.19
Institutional Class	$10.20
(a) Cost of investments, affiliated	$34,771,574
(b) Cost of investments, unaffiliated	$4,188,772
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
Statement of Operations
For the period ended June 30, 2023 (Unaudited)
	Empower Lifetime 2015 Fund	Empower Lifetime 2020 Fund	Empower Lifetime 2025 Fund
INVESTMENT INCOME:
Interest, affiliated	$561,154	$318,624	$841,060
Dividends, affiliated	5,775,312	4,023,479	13,298,360
Dividends, unaffiliated	113,408	80,317	274,733
Total Income	6,449,874	4,422,420	14,414,153
EXPENSES:
Management fees	320,602	221,621	750,366
Shareholder services fees – Investor Class	537,847	556,432	963,672
Shareholder services fees – Service Class	302,281	31,019	907,683
Distribution fees – Service Class	85,874	8,818	257,896
Total Expenses	1,246,604	817,890	2,879,617
Less management fees waived	121,496	68,934	181,977
Net Expenses	1,125,108	748,956	2,697,640
NET INVESTMENT INCOME	5,324,766	3,673,464	11,716,513
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments, affiliated	1,980,690	(9,440,428)	(753,963)
Net realized loss on investments, unaffiliated	(660,874)	(1,269,612)	(1,130,708)
Net Realized Gain (Loss)	1,319,816	(10,710,040)	(1,884,671)
Net change in unrealized appreciation on investments, affiliated	20,685,610	26,339,592	65,899,161
Net change in unrealized appreciation on investments, unaffiliated	1,390,227	1,824,939	3,492,282
Net Change in Unrealized Appreciation	22,075,837	28,164,531	69,391,443
Net Realized and Unrealized Gain	23,395,653	17,454,491	67,506,772
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$28,720,419	$21,127,955	$79,223,285
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
Statement of Operations
For the period ended June 30, 2023 (Unaudited)
	Empower Lifetime 2030 Fund	Empower Lifetime 2035 Fund	Empower Lifetime 2040 Fund
INVESTMENT INCOME:
Interest, affiliated	$219,269	$387,439	$54,324
Dividends, affiliated	4,777,734	12,149,967	2,993,785
Dividends, unaffiliated	104,652	296,851	81,597
Total Income	5,101,655	12,834,257	3,129,706
EXPENSES:
Management fees	273,726	779,797	206,669
Shareholder services fees – Investor Class	614,337	885,021	475,542
Shareholder services fees – Service Class	62,722	1,031,016	44,511
Distribution fees – Service Class	17,833	292,939	12,655
Total Expenses	968,618	2,988,773	739,377
Less management fees waived	47,360	83,752	11,727
Net Expenses	921,258	2,905,021	727,650
NET INVESTMENT INCOME	4,180,397	9,929,236	2,402,056
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments, affiliated	(4,087,428)	(9,150,998)	(2,989,055)
Net realized loss on investments, unaffiliated	(1,163,682)	(2,035,635)	(562,906)
Net Realized Loss	(5,251,110)	(11,186,633)	(3,551,961)
Net change in unrealized appreciation on investments, affiliated	31,084,322	98,920,738	29,788,390
Net change in unrealized appreciation on investments, unaffiliated	2,213,998	5,725,922	1,724,192
Net Change in Unrealized Appreciation	33,298,320	104,646,660	31,512,582
Net Realized and Unrealized Gain	28,047,210	93,460,027	27,960,621
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$32,227,607	$103,389,263	$30,362,677
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
Statement of Operations
For the period ended June 30, 2023 (Unaudited)
	Empower Lifetime 2045 Fund	Empower Lifetime 2050 Fund	Empower Lifetime 2055 Fund
INVESTMENT INCOME:
Interest, affiliated	$66,024	$8,644	$12,138
Dividends, affiliated	6,735,530	1,739,305	3,019,249
Dividends, unaffiliated	207,115	56,354	103,963
Total Income	7,008,669	1,804,303	3,135,350
EXPENSES:
Management fees	529,113	136,349	257,892
Shareholder services fees – Investor Class	609,599	289,752	182,193
Shareholder services fees – Service Class	678,471	40,573	393,801
Distribution fees – Service Class	192,797	11,539	111,908
Total Expenses	2,009,980	478,213	945,794
Less management fees waived	14,263	1,864	2,622
Net Expenses	1,995,717	476,349	943,172
NET INVESTMENT INCOME	5,012,952	1,327,954	2,192,178
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments, affiliated	(6,086,282)	(1,269,729)	(2,200,087)
Net realized loss on investments, unaffiliated	(1,648,080)	(305,344)	(929,973)
Net Realized Loss	(7,734,362)	(1,575,073)	(3,130,060)
Net change in unrealized appreciation on investments, affiliated	80,660,732	20,742,988	39,759,412
Net change in unrealized appreciation on investments, unaffiliated	5,120,065	1,233,629	2,894,957
Net Change in Unrealized Appreciation	85,780,797	21,976,617	42,654,369
Net Realized and Unrealized Gain	78,046,435	20,401,544	39,524,309
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$83,059,387	$21,729,498	$41,716,487
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
Statement of Operations
For the period ended June 30, 2023 (Unaudited)
Empower Lifetime 2060 Fund
INVESTMENT INCOME:
Interest, affiliated	$834
Dividends, affiliated	241,793
Dividends, unaffiliated	8,278
Total Income	250,905
EXPENSES:
Management fees	18,741
Shareholder services fees – Investor Class	39,349
Shareholder services fees – Service Class	1,952
Distribution fees – Service Class	550
Total Expenses	60,592
Less amount waived by distributor - Service Class	6
Less management fees waived	179
Net Expenses	60,407
NET INVESTMENT INCOME	190,498
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments, affiliated	(947,025)
Net realized loss on investments, unaffiliated	(115,921)
Net Realized Loss	(1,062,946)
Net change in unrealized appreciation on investments, affiliated	3,594,201
Net change in unrealized appreciation on investments, unaffiliated	253,158
Net Change in Unrealized Appreciation	3,847,359
Net Realized and Unrealized Gain	2,784,413
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,974,911
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2023 and fiscal year ended December 31, 2022
Empower Lifetime 2015 Fund	2023 (Unaudited)	2022
OPERATIONS:
Net investment income	$5,324,766	$12,469,263
Net realized gain	1,319,816	13,112,016
Net change in unrealized appreciation (depreciation)	22,075,837	(114,797,292)
Net Increase (Decrease) in Net Assets Resulting from Operations	28,720,419	(89,216,013)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(2,838,026)	(24,638,025)
Service Class	(1,475,716)	(14,534,288)
Institutional Class	(1,036,100)	(6,898,563)
From Net Investment Income and Net Realized Gains	(5,349,842)	(46,070,876)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	15,903,146	69,192,254
Service Class	6,598,414	21,568,964
Institutional Class	6,588,265	16,837,231
Shares issued in reinvestment of distributions
Investor Class	2,838,026	24,638,025
Service Class	1,475,716	14,534,288
Institutional Class	1,036,100	6,898,563
Shares redeemed
Investor Class	(41,263,411)	(128,971,604)
Service Class	(32,452,283)	(75,948,195)
Class L(a)	-	(13,004)
Institutional Class	(6,257,825)	(19,177,171)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(45,533,852)	(70,440,649)
Total Decrease in Net Assets	(22,163,275)	(205,727,538)
NET ASSETS:
Beginning of Period	546,337,252	752,064,790
End of Period	$524,173,977	$546,337,252
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	1,275,720	5,189,558
Service Class	530,971	1,635,939
Institutional Class	893,155	1,982,038
Shares issued in reinvestment of distributions
Investor Class	226,499	1,985,612
Service Class	118,057	1,175,274
Institutional Class	140,583	922,218
Shares redeemed
Investor Class	(3,310,845)	(9,800,694)
Service Class	(2,612,537)	(5,744,927)
Class L(a)	-	(1,362)
Institutional Class	(842,942)	(2,333,122)
Net Decrease	(3,581,339)	(4,989,466)
(a)	Class L ceased operations on April 22, 2022.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2023 and fiscal year ended December 31, 2022
Empower Lifetime 2020 Fund	2023 (Unaudited)	2022
OPERATIONS:
Net investment income	$3,673,464	$7,910,435
Net realized gain (loss)	(10,710,040)	8,646,704
Net change in unrealized appreciation (depreciation)	28,164,531	(75,961,223)
Net Increase (Decrease) in Net Assets Resulting from Operations	21,127,955	(59,404,084)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(3,146,011)	(25,904,876)
Service Class	(164,298)	(1,457,910)
Institutional Class	(381,909)	(3,020,659)
From Net Investment Income and Net Realized Gains	(3,692,218)	(30,383,445)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	81,436,589	185,869,283
Service Class	1,905,447	4,556,545
Class L(a)	-	9,450
Institutional Class	1,688,139	5,915,317
Shares issued in reinvestment of distributions
Investor Class	3,146,011	25,904,876
Service Class	164,298	1,457,910
Institutional Class	381,909	3,020,659
Shares redeemed
Investor Class	(103,277,791)	(207,707,497)
Service Class	(2,535,877)	(8,900,700)
Class L(a)	-	(450,091)
Institutional Class	(5,636,029)	(12,501,838)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(22,727,304)	(2,826,086)
Total Decrease in Net Assets	(5,291,567)	(92,613,615)
NET ASSETS:
Beginning of Period	371,144,141	463,757,756
End of Period	$365,852,574	$371,144,141
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	8,357,876	17,781,147
Service Class	194,034	431,437
Class L(a)	-	837
Institutional Class	173,223	571,286
Shares issued in reinvestment of distributions
Investor Class	321,349	2,681,066
Service Class	16,596	149,221
Institutional Class	38,970	311,661
Shares redeemed
Investor Class	(10,629,168)	(19,962,686)
Service Class	(257,354)	(848,147)
Class L(a)	-	(41,132)
Institutional Class	(576,939)	(1,190,509)
Net Decrease	(2,361,413)	(115,819)
(a)	Class L ceased operations on April 22, 2022.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2023 and fiscal year ended December 31, 2022
Empower Lifetime 2025 Fund	2023 (Unaudited)	2022
OPERATIONS:
Net investment income	$11,716,513	$25,558,073
Net realized gain (loss)	(1,884,671)	32,802,822
Net change in unrealized appreciation (depreciation)	69,391,443	(279,871,012)
Net Increase (Decrease) in Net Assets Resulting from Operations	79,223,285	(221,510,117)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(4,401,034)	(40,262,548)
Service Class	(3,673,497)	(41,049,429)
Institutional Class	(3,718,213)	(28,030,806)
From Net Investment Income and Net Realized Gains	(11,792,744)	(109,342,783)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	134,793,146	215,011,755
Service Class	32,926,480	81,742,140
Class L(a)	-	280
Institutional Class	17,999,248	69,231,161
Shares issued in reinvestment of distributions
Investor Class	4,401,034	40,262,548
Service Class	3,673,497	41,049,429
Institutional Class	3,718,213	28,030,806
Shares redeemed
Investor Class	(149,420,798)	(236,976,535)
Service Class	(107,086,109)	(203,476,478)
Class L(a)	-	(64,775)
Institutional Class	(25,513,617)	(49,184,503)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(84,508,906)	(14,374,172)
Total Decrease in Net Assets	(17,078,365)	(345,227,072)
NET ASSETS:
Beginning of Period	1,263,080,322	1,608,307,394
End of Period	$1,246,001,957	$1,263,080,322
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	10,343,436	15,484,208
Service Class	2,533,225	5,945,017
Class L(a)	-	31
Institutional Class	2,852,161	9,313,879
Shares issued in reinvestment of distributions
Investor Class	334,934	3,139,155
Service Class	279,992	3,206,710
Institutional Class	590,193	4,408,677
Shares redeemed
Investor Class	(11,485,862)	(17,282,952)
Service Class	(8,251,522)	(14,849,872)
Class L(a)	-	(7,206)
Institutional Class	(4,032,999)	(6,928,449)
Net Increase (Decrease)	(6,836,442)	2,429,198
(a)	Class L ceased operations on April 22, 2022.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2023 and fiscal year ended December 31, 2022
Empower Lifetime 2030 Fund	2023 (Unaudited)	2022
OPERATIONS:
Net investment income	$4,180,397	$8,263,056
Net realized gain (loss)	(5,251,110)	8,857,890
Net change in unrealized appreciation (depreciation)	33,298,320	(91,386,550)
Net Increase (Decrease) in Net Assets Resulting from Operations	32,227,607	(74,265,604)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(3,162,307)	(28,205,628)
Service Class	(305,444)	(3,281,243)
Institutional Class	(742,184)	(5,944,013)
From Net Investment Income and Net Realized Gains	(4,209,935)	(37,430,884)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	120,615,361	164,339,851
Service Class	6,746,131	16,883,718
Class L(a)	-	57
Institutional Class	8,823,290	19,564,992
Shares issued in reinvestment of distributions
Investor Class	3,162,307	28,205,628
Service Class	305,444	3,281,243
Institutional Class	742,184	5,944,013
Shares redeemed
Investor Class	(112,708,960)	(143,678,001)
Service Class	(6,619,910)	(21,013,146)
Class L(a)	-	(49,505)
Institutional Class	(5,186,244)	(20,722,040)
Net Increase in Net Assets Resulting from Capital Share Transactions	15,879,603	52,756,810
Total Increase (Decrease) in Net Assets	43,897,275	(58,939,678)
NET ASSETS:
Beginning of Period	432,627,541	491,567,219
End of Period	$476,524,816	$432,627,541
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	12,109,510	15,438,699
Service Class	672,012	1,555,933
Class L(a)	-	5
Institutional Class	881,439	1,810,574
Shares issued in reinvestment of distributions
Investor Class	313,410	2,872,987
Service Class	29,945	330,571
Institutional Class	73,411	603,223
Shares redeemed
Investor Class	(11,295,021)	(13,652,486)
Service Class	(651,821)	(2,010,453)
Class L(a)	-	(4,113)
Institutional Class	(518,480)	(1,922,620)
Net Increase	1,614,405	5,022,320
(a)	Class L ceased operations on April 22, 2022.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2023 and fiscal year ended December 31, 2022
Empower Lifetime 2035 Fund	2023 (Unaudited)	2022
OPERATIONS:
Net investment income	$9,929,236	$22,973,361
Net realized gain (loss)	(11,186,633)	32,018,378
Net change in unrealized appreciation (depreciation)	104,646,660	(303,407,907)
Net Increase (Decrease) in Net Assets Resulting from Operations	103,389,263	(248,416,168)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(3,167,752)	(38,129,847)
Service Class	(3,214,411)	(49,272,953)
Institutional Class	(3,646,282)	(33,932,747)
From Net Investment Income and Net Realized Gains	(10,028,445)	(121,335,547)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	110,156,400	179,796,754
Service Class	39,700,368	100,572,722
Class L(a)	-	10,747
Institutional Class	28,769,854	68,985,708
Shares issued in reinvestment of distributions
Investor Class	3,167,752	38,129,847
Service Class	3,214,411	49,272,953
Institutional Class	3,646,282	33,932,747
Shares redeemed
Investor Class	(109,289,808)	(155,266,263)
Service Class	(117,487,700)	(214,007,871)
Class L(a)	-	(392,036)
Institutional Class	(29,117,160)	(51,358,363)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(67,239,601)	49,676,945
Total Increase (Decrease) in Net Assets	26,121,217	(320,074,770)
NET ASSETS:
Beginning of Period	1,288,335,799	1,608,410,569
End of Period	$1,314,457,016	$1,288,335,799
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	8,587,523	13,438,580
Service Class	3,149,980	7,560,926
Class L(a)	-	1,183
Institutional Class	4,855,611	9,846,070
Shares issued in reinvestment of distributions
Investor Class	243,112	3,055,054
Service Class	250,734	4,013,081
Institutional Class	615,926	5,772,269
Shares redeemed
Investor Class	(8,529,917)	(11,611,317)
Service Class	(9,335,740)	(15,929,892)
Class L(a)	-	(44,835)
Institutional Class	(4,950,824)	(7,795,153)
Net Increase (Decrease)	(5,113,595)	8,305,966
(a)	Class L ceased operations on April 22, 2022.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2023 and fiscal year ended December 31, 2022
Empower Lifetime 2040 Fund	2023 (Unaudited)	2022
OPERATIONS:
Net investment income	$2,402,056	$5,542,831
Net realized gain (loss)	(3,551,961)	9,321,723
Net change in unrealized appreciation (depreciation)	31,512,582	(74,297,782)
Net Increase (Decrease) in Net Assets Resulting from Operations	30,362,677	(59,433,228)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(1,889,195)	(24,049,938)
Service Class	(142,017)	(2,834,593)
Institutional Class	(398,557)	(4,908,182)
From Net Investment Income and Net Realized Gains	(2,429,769)	(31,792,713)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	71,439,353	122,903,914
Service Class	3,489,149	13,414,070
Class L(a)	-	907
Institutional Class	7,734,428	13,890,877
Shares issued in reinvestment of distributions
Investor Class	1,889,195	24,049,938
Service Class	142,017	2,834,593
Institutional Class	398,557	4,908,182
Shares redeemed
Investor Class	(52,470,874)	(87,189,525)
Service Class	(6,313,049)	(19,491,310)
Class L(a)	-	(74,851)
Institutional Class	(6,110,610)	(17,954,984)
Net Increase in Net Assets Resulting from Capital Share Transactions	20,198,166	57,291,811
Total Increase (Decrease) in Net Assets	48,131,074	(33,934,130)
NET ASSETS:
Beginning of Period	323,345,381	357,279,511
End of Period	$371,476,455	$323,345,381
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	7,229,591	11,762,506
Service Class	350,303	1,237,295
Class L(a)	-	77
Institutional Class	779,548	1,294,398
Shares issued in reinvestment of distributions
Investor Class	187,793	2,501,138
Service Class	13,923	290,977
Institutional Class	39,267	504,832
Shares redeemed
Investor Class	(5,321,539)	(8,346,776)
Service Class	(629,267)	(1,867,441)
Class L(a)	-	(6,584)
Institutional Class	(614,829)	(1,712,517)
Net Increase	2,034,790	5,657,905
(a)	Class L ceased operations on April 22, 2022.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2023 and fiscal year ended December 31, 2022
Empower Lifetime 2045 Fund	2023 (Unaudited)	2022
OPERATIONS:
Net investment income	$5,012,952	$14,061,810
Net realized gain (loss)	(7,734,362)	20,745,954
Net change in unrealized appreciation (depreciation)	85,780,797	(210,875,401)
Net Increase (Decrease) in Net Assets Resulting from Operations	83,059,387	(176,067,637)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(1,586,025)	(26,910,467)
Service Class	(1,498,141)	(36,894,789)
Institutional Class	(2,004,706)	(25,567,552)
From Net Investment Income and Net Realized Gains	(5,088,872)	(89,372,808)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	73,659,121	136,946,458
Service Class	33,109,348	87,160,339
Class L(a)	-	1,017
Institutional Class	18,936,903	45,572,813
Shares issued in reinvestment of distributions
Investor Class	1,586,025	26,910,467
Service Class	1,498,141	36,894,789
Institutional Class	2,004,706	25,567,552
Shares redeemed
Investor Class	(49,065,212)	(82,160,976)
Service Class	(81,188,376)	(170,265,088)
Class L(a)	-	(76,946)
Institutional Class	(14,577,477)	(33,453,365)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(14,036,821)	73,097,060
Total Increase (Decrease) in Net Assets	63,933,694	(192,343,385)
NET ASSETS:
Beginning of Period	856,061,119	1,048,404,504
End of Period	$919,994,813	$856,061,119
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	5,740,253	10,151,713
Service Class	2,714,740	6,731,390
Class L(a)	-	107
Institutional Class	3,177,843	6,572,660
Shares issued in reinvestment of distributions
Investor Class	120,794	2,174,862
Service Class	119,851	3,130,500
Institutional Class	331,905	4,345,258
Shares redeemed
Investor Class	(3,835,009)	(6,123,115)
Service Class	(6,659,697)	(13,066,813)
Class L(a)	-	(8,407)
Institutional Class	(2,453,338)	(5,141,451)
Net Increase (Decrease)	(742,658)	8,766,704
(a)	Class L ceased operations on April 22, 2022.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2023 and fiscal year ended December 31, 2022
Empower Lifetime 2050 Fund	2023 (Unaudited)	2022
OPERATIONS:
Net investment income	$1,327,954	$3,370,349
Net realized gain (loss)	(1,575,073)	6,516,290
Net change in unrealized appreciation (depreciation)	21,976,617	(46,267,984)
Net Increase (Decrease) in Net Assets Resulting from Operations	21,729,498	(36,381,345)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(974,509)	(12,965,545)
Service Class	(102,641)	(2,514,738)
Institutional Class	(270,661)	(3,699,021)
From Net Investment Income and Net Realized Gains	(1,347,811)	(19,179,304)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	53,675,946	78,847,077
Service Class	3,629,567	13,029,866
Class L(a)	-	109
Institutional Class	6,412,301	13,713,359
Shares issued in reinvestment of distributions
Investor Class	974,509	12,965,545
Service Class	102,641	2,514,738
Institutional Class	270,661	3,699,021
Shares redeemed
Investor Class	(23,962,362)	(35,042,238)
Service Class	(5,130,899)	(18,228,038)
Class L(a)	-	(56,931)
Institutional Class	(4,041,299)	(14,342,208)
Net Increase in Net Assets Resulting from Capital Share Transactions	31,931,065	57,100,300
Total Increase in Net Assets	52,312,752	1,539,651
NET ASSETS:
Beginning of Period	203,114,117	201,574,466
End of Period	$255,426,869	$203,114,117
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	5,193,306	7,187,681
Service Class	349,128	1,167,215
Class L(a)	-	9
Institutional Class	616,380	1,245,920
Shares issued in reinvestment of distributions
Investor Class	92,370	1,300,035
Service Class	9,620	249,535
Institutional Class	25,510	368,042
Shares redeemed
Investor Class	(2,318,060)	(3,217,615)
Service Class	(490,266)	(1,694,869)
Class L(a)	-	(4,839)
Institutional Class	(390,921)	(1,337,045)
Net Increase	3,087,067	5,264,069
(a)	Class L ceased operations on April 22, 2022.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2023 and fiscal year ended December 31, 2022
Empower Lifetime 2055 Fund	2023 (Unaudited)	2022
OPERATIONS:
Net investment income	$2,192,178	$6,732,197
Net realized gain (loss)	(3,130,060)	11,231,135
Net change in unrealized appreciation (depreciation)	42,654,369	(102,958,174)
Net Increase (Decrease) in Net Assets Resulting from Operations	41,716,487	(84,994,842)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(279,381)	(6,626,660)
Service Class	(438,031)	(17,513,652)
Institutional Class	(1,511,477)	(21,258,396)
From Net Investment Income and Net Realized Gains	(2,228,889)	(45,398,708)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	27,102,589	50,046,106
Service Class	32,999,639	78,965,636
Institutional Class	16,643,743	37,025,210
Shares issued in reinvestment of distributions
Investor Class	279,381	6,626,660
Service Class	438,031	17,513,652
Institutional Class	1,511,477	21,258,396
Shares redeemed
Investor Class	(14,907,236)	(25,688,438)
Service Class	(58,541,277)	(106,746,526)
Class L(a)	-	(37,769)
Institutional Class	(8,013,998)	(27,269,781)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(2,487,651)	51,693,146
Total Increase (Decrease) in Net Assets	36,999,947	(78,700,404)
NET ASSETS:
Beginning of Period	416,703,101	495,403,505
End of Period	$453,703,048	$416,703,101
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	1,682,559	2,978,089
Service Class	2,134,273	4,906,021
Institutional Class	3,318,004	6,212,120
Shares issued in reinvestment of distributions
Investor Class	16,943	429,981
Service Class	27,601	1,181,198
Institutional Class	297,535	4,259,464
Shares redeemed
Investor Class	(927,288)	(1,535,267)
Service Class	(3,786,910)	(6,559,181)
Class L(a)	-	(4,472)
Institutional Class	(1,612,766)	(4,885,339)
Net Increase	1,149,951	6,982,614
(a)	Class L ceased operations on April 22, 2022.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2023 and fiscal year ended December 31, 2022
Empower Lifetime 2060 Fund	2023 (Unaudited)	2022
OPERATIONS:
Net investment income	$190,498	$403,620
Net realized loss	(1,062,946)	(183,657)
Net change in unrealized appreciation (depreciation)	3,847,359	(3,548,265)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,974,911	(3,328,302)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(134,808)	(1,378,574)
Service Class	(6,520)	(66,750)
Institutional Class	(51,945)	(469,938)
From Net Investment Income and Net Realized Gains	(193,273)	(1,915,262)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	11,103,242	13,238,634
Service Class	560,236	219,716
Institutional Class	3,209,848	6,347,947
Shares issued in reinvestment of distributions
Investor Class	134,808	1,378,574
Service Class	6,520	66,750
Institutional Class	51,945	469,938
Shares redeemed
Investor Class	(3,484,170)	(6,454,237)
Service Class	(45,268)	(49,374)
Institutional Class	(1,878,175)	(2,103,907)
Net Increase in Net Assets Resulting from Capital Share Transactions	9,658,986	13,114,041
Total Increase in Net Assets	12,440,624	7,870,477
NET ASSETS:
Beginning of Period	26,045,524	18,175,047
End of Period	$38,486,148	$26,045,524
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	1,131,373	1,302,352
Service Class	56,738	21,383
Institutional Class	329,386	621,852
Shares issued in reinvestment of distributions
Investor Class	13,467	146,693
Service Class	648	7,069
Institutional Class	5,159	49,665
Shares redeemed
Investor Class	(357,366)	(617,592)
Service Class	(4,666)	(5,040)
Institutional Class	(192,087)	(208,280)
Net Increase	982,652	1,318,102
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2015 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
06/30/2023 (Unaudited)	$12.06	0.12	0.54	0.66	(0.12)	—	(0.12)	$12.60	5.47% (d)
12/31/2022	$14.83	0.26	(2.07)	(1.81)	(0.26)	(0.70)	(0.96)	$12.06	(12.27%)
12/31/2021	$14.77	0.35	0.90	1.25	(0.33)	(0.86)	(1.19)	$14.83	8.48%
12/31/2020	$13.77	0.47	1.02	1.49	(0.25)	(0.24)	(0.49)	$14.77	11.00%
12/31/2019	$12.72	0.27	1.63	1.90	(0.20)	(0.65)	(0.85)	$13.77	15.17%
12/31/2018	$14.12	0.33	(0.93)	(0.60)	(0.30)	(0.50)	(0.80)	$12.72	(4.42%)
Service Class
06/30/2023 (Unaudited)	$12.03	0.11	0.54	0.65	(0.11)	—	(0.11)	$12.57	5.43% (d)
12/31/2022	$14.79	0.25	(2.07)	(1.82)	(0.24)	(0.70)	(0.94)	$12.03	(12.36%)
12/31/2021	$14.72	0.29	0.94	1.23	(0.30)	(0.86)	(1.16)	$14.79	8.39%
12/31/2020	$13.68	0.24	1.24	1.48	(0.20)	(0.24)	(0.44)	$14.72	11.01%
12/31/2019	$12.64	0.25	1.61	1.86	(0.17)	(0.65)	(0.82)	$13.68	14.96%
12/31/2018	$14.02	0.32	(0.92)	(0.60)	(0.28)	(0.50)	(0.78)	$12.64	(4.45%)
Institutional Class
06/30/2023 (Unaudited)	$ 7.15	0.09	0.31	0.40	(0.14)	—	(0.14)	$ 7.41	5.64% (d)
12/31/2022	$ 9.26	0.20	(1.30)	(1.10)	(0.31)	(0.70)	(1.01)	$ 7.15	(11.95%)
12/31/2021	$ 9.67	0.24	0.61	0.85	(0.40)	(0.86)	(1.26)	$ 9.26	8.85%
12/31/2020	$ 9.16	0.20	0.82	1.02	(0.27)	(0.24)	(0.51)	$ 9.67	11.47%
12/31/2019	$ 8.76	0.23	1.10	1.33	(0.28)	(0.65)	(0.93)	$ 9.16	15.53%
12/31/2018	$10.01	0.30	(0.68)	(0.38)	(0.37)	(0.50)	(0.87)	$ 8.76	(4.03%)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(e)	Portfolio turnover rate(f)
Investor Class
06/30/2023 (Unaudited)	$302,963	0.47% (g)	0.42% (g)	2.00% (g)	5% (d)
12/31/2022	$311,878	0.47%	0.43%	2.00%	17%
12/31/2021	$422,380	0.47%	0.43%	2.27%	25%
12/31/2020	$370,481	0.47%	0.43%	3.34%	24%
12/31/2019	$ 57,202	0.47%	0.43%	2.00%	17%
12/31/2018	$ 60,993	0.47%	0.44%	2.33%	43%
Service Class
06/30/2023 (Unaudited)	$166,313	0.57% (g)	0.52% (g)	1.86% (g)	5% (d)
12/31/2022	$182,845	0.57%	0.53%	1.86%	17%
12/31/2021	$268,126	0.57%	0.53%	1.88%	25%
12/31/2020	$328,331	0.57%	0.53%	1.73%	24%
12/31/2019	$369,554	0.57%	0.53%	1.83%	17%
12/31/2018	$446,092	0.57%	0.54%	2.28%	43%
Institutional Class
06/30/2023 (Unaudited)	$ 54,898	0.12% (g)	0.07% (g)	2.39% (g)	5% (d)
12/31/2022	$ 51,615	0.12%	0.08%	2.48%	17%
12/31/2021	$ 61,545	0.12%	0.08%	2.45%	25%
12/31/2020	$ 72,053	0.12%	0.08%	2.22%	24%
12/31/2019	$ 87,560	0.12%	0.08%	2.46%	17%
12/31/2018	$ 73,205	0.12%	0.09%	3.06%	43%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2020 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
06/30/2023 (Unaudited)	$ 9.39	0.09	0.47	0.56	(0.10)	—	(0.10)	$ 9.85	5.95% (d)
12/31/2022	$11.70	0.20	(1.71)	(1.51)	(0.21)	(0.59)	(0.80)	$ 9.39	(12.95%)
12/31/2021	$11.57	0.30	0.76	1.06	(0.28)	(0.65)	(0.93)	$11.70	9.17%
12/31/2020	$10.91	0.46	0.75	1.21	(0.22)	(0.33)	(0.55)	$11.57	11.31%
12/31/2019	$10.00	0.22	1.40	1.62	(0.20)	(0.51)	(0.71)	$10.91	16.44%
12/31/2018	$11.12	0.29	(0.82)	(0.53)	(0.30)	(0.29)	(0.59)	$10.00	(4.94%)
Service Class
06/30/2023 (Unaudited)	$ 9.50	0.09	0.46	0.55	(0.09)	—	(0.09)	$ 9.96	5.83% (d)
12/31/2022	$11.81	0.23	(1.76)	(1.53)	(0.19)	(0.59)	(0.78)	$ 9.50	(12.97%)
12/31/2021	$11.64	0.27	0.79	1.06	(0.24)	(0.65)	(0.89)	$11.81	9.12%
12/31/2020	$10.94	0.20	1.00	1.20	(0.17)	(0.33)	(0.50)	$11.64	11.21%
12/31/2019	$10.03	0.21	1.40	1.61	(0.19)	(0.51)	(0.70)	$10.94	16.24%
12/31/2018	$11.15	0.28	(0.82)	(0.54)	(0.29)	(0.29)	(0.58)	$10.03	(5.02%)
Institutional Class
06/30/2023 (Unaudited)	$ 9.40	0.11	0.45	0.56	(0.11)	—	(0.11)	$ 9.85	6.12% (d)
12/31/2022	$11.73	0.24	(1.72)	(1.48)	(0.26)	(0.59)	(0.85)	$ 9.40	(12.61%)
12/31/2021	$11.60	0.35	0.76	1.11	(0.33)	(0.65)	(0.98)	$11.73	9.60%
12/31/2020	$10.92	0.24	1.01	1.25	(0.24)	(0.33)	(0.57)	$11.60	11.72%
12/31/2019	$10.03	0.27	1.39	1.66	(0.26)	(0.51)	(0.77)	$10.92	16.80%
12/31/2018	$11.16	0.34	(0.83)	(0.49)	(0.35)	(0.29)	(0.64)	$10.03	(4.58%)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(e)	Portfolio turnover rate(f)
Investor Class
06/30/2023 (Unaudited)	$316,071	0.47% (g)	0.43% (g)	1.97% (g)	13% (d)
12/31/2022	$319,793	0.47%	0.44%	1.93%	30%
12/31/2021	$392,502	0.47%	0.44%	2.51%	26%
12/31/2020	$251,811	0.47%	0.44%	4.11%	34%
12/31/2019	$ 14,883	0.47%	0.44%	2.02%	26%
12/31/2018	$ 15,119	0.47%	0.44%	2.65%	46%
Service Class
06/30/2023 (Unaudited)	$ 17,720	0.57% (g)	0.53% (g)	1.85% (g)	13% (d)
12/31/2022	$ 17,343	0.57%	0.54%	2.22%	30%
12/31/2021	$ 24,730	0.57%	0.54%	2.23%	26%
12/31/2020	$ 30,583	0.57%	0.54%	1.86%	34%
12/31/2019	$ 32,034	0.57%	0.54%	1.97%	26%
12/31/2018	$ 31,750	0.57%	0.54%	2.57%	46%
Institutional Class
06/30/2023 (Unaudited)	$ 32,061	0.12% (g)	0.08% (g)	2.28% (g)	13% (d)
12/31/2022	$ 34,008	0.12%	0.09%	2.28%	30%
12/31/2021	$ 46,048	0.12%	0.09%	2.90%	26%
12/31/2020	$ 47,668	0.12%	0.09%	2.23%	34%
12/31/2019	$ 57,786	0.12%	0.09%	2.49%	26%
12/31/2018	$ 43,938	0.12%	0.09%	3.10%	46%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2025 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
06/30/2023 (Unaudited)	$12.52	0.12	0.69	0.81	(0.10)	—	(0.10)	$13.23	6.51% (d)
12/31/2022	$15.65	0.26	(2.42)	(2.16)	(0.23)	(0.74)	(0.97)	$12.52	(13.83%)
12/31/2021	$15.50	0.39	1.18	1.57	(0.35)	(1.07)	(1.42)	$15.65	10.16%
12/31/2020	$14.46	0.49	1.23	1.72	(0.27)	(0.41)	(0.68)	$15.50	12.24%
12/31/2019	$13.19	0.28	2.05	2.33	(0.22)	(0.84)	(1.06)	$14.46	18.01%
12/31/2018	$15.08	0.32	(1.15)	(0.83)	(0.30)	(0.76)	(1.06)	$13.19	(5.73%)
Service Class
06/30/2023 (Unaudited)	$12.50	0.11	0.70	0.81	(0.10)	—	(0.10)	$13.21	6.46% (d)
12/31/2022	$15.61	0.23	(2.39)	(2.16)	(0.21)	(0.74)	(0.95)	$12.50	(13.88%)
12/31/2021	$15.44	0.32	1.23	1.55	(0.31)	(1.07)	(1.38)	$15.61	10.09%
12/31/2020	$14.37	0.25	1.44	1.69	(0.21)	(0.41)	(0.62)	$15.44	12.12%
12/31/2019	$13.11	0.27	2.03	2.30	(0.20)	(0.84)	(1.04)	$14.37	17.89%
12/31/2018	$14.99	0.32	(1.16)	(0.84)	(0.28)	(0.76)	(1.04)	$13.11	(5.82%)
Institutional Class
06/30/2023 (Unaudited)	$ 6.07	0.07	0.33	0.40	(0.13)	—	(0.13)	$ 6.34	6.60% (d)
12/31/2022	$ 8.20	0.16	(1.26)	(1.10)	(0.29)	(0.74)	(1.03)	$ 6.07	(13.43%)
12/31/2021	$ 8.78	0.24	0.68	0.92	(0.43)	(1.07)	(1.50)	$ 8.20	10.52%
12/31/2020	$ 8.47	0.20	0.82	1.02	(0.30)	(0.41)	(0.71)	$ 8.78	12.67%
12/31/2019	$ 8.16	0.22	1.23	1.45	(0.30)	(0.84)	(1.14)	$ 8.47	18.43%
12/31/2018	$ 9.80	0.29	(0.78)	(0.49)	(0.39)	(0.76)	(1.15)	$ 8.16	(5.41%)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(e)	Portfolio turnover rate(f)
Investor Class
06/30/2023 (Unaudited)	$ 561,111	0.47% (g)	0.44% (g)	1.89% (g)	7% (d)
12/31/2022	$ 541,300	0.47%	0.44%	1.88%	20%
12/31/2021	$ 655,221	0.47%	0.45%	2.43%	29%
12/31/2020	$ 509,178	0.47%	0.44%	3.35%	28%
12/31/2019	$ 108,828	0.47%	0.45%	1.93%	22%
12/31/2018	$ 118,244	0.47%	0.45%	2.17%	39%
Service Class
06/30/2023 (Unaudited)	$ 500,128	0.57% (g)	0.54% (g)	1.72% (g)	7% (d)
12/31/2022	$ 541,410	0.57%	0.54%	1.67%	20%
12/31/2021	$ 764,922	0.57%	0.55%	2.00%	29%
12/31/2020	$ 901,294	0.57%	0.54%	1.74%	28%
12/31/2019	$1,026,060	0.57%	0.55%	1.87%	22%
12/31/2018	$1,081,687	0.57%	0.55%	2.17%	39%
Institutional Class
06/30/2023 (Unaudited)	$ 184,763	0.12% (g)	0.09% (g)	2.25% (g)	7% (d)
12/31/2022	$ 180,371	0.12%	0.09%	2.29%	20%
12/31/2021	$ 188,094	0.12%	0.10%	2.66%	29%
12/31/2020	$ 198,671	0.12%	0.09%	2.40%	28%
12/31/2019	$ 212,287	0.12%	0.10%	2.48%	22%
12/31/2018	$ 157,901	0.12%	0.10%	2.97%	39%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2030 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
06/30/2023 (Unaudited)	$ 9.56	0.09	0.61	0.70	(0.09)	—	(0.09)	$10.17	7.31% (d)
12/31/2022	$12.22	0.19	(1.98)	(1.79)	(0.19)	(0.68)	(0.87)	$ 9.56	(14.62%)
12/31/2021	$11.94	0.35	1.03	1.38	(0.32)	(0.78)	(1.10)	$12.22	11.60%
12/31/2020	$11.24	0.53	0.84	1.37	(0.22)	(0.45)	(0.67)	$11.94	12.61%
12/31/2019	$10.13	0.23	1.75	1.98	(0.21)	(0.66)	(0.87)	$11.24	20.00%
12/31/2018	$11.61	0.28	(1.04)	(0.76)	(0.30)	(0.42)	(0.72)	$10.13	(6.74%)
Service Class
06/30/2023 (Unaudited)	$ 9.67	0.08	0.62	0.70	(0.08)	—	(0.08)	$10.29	7.28% (d)
12/31/2022	$12.34	0.19	(2.01)	(1.82)	(0.17)	(0.68)	(0.85)	$ 9.67	(14.72%)
12/31/2021	$12.02	0.30	1.08	1.38	(0.28)	(0.78)	(1.06)	$12.34	11.54%
12/31/2020	$11.28	0.22	1.15	1.37	(0.18)	(0.45)	(0.63)	$12.02	12.50%
12/31/2019	$10.15	0.22	1.76	1.98	(0.19)	(0.66)	(0.85)	$11.28	19.84%
12/31/2018	$11.64	0.27	(1.05)	(0.78)	(0.29)	(0.42)	(0.71)	$10.15	(6.82%)
Institutional Class
06/30/2023 (Unaudited)	$ 9.58	0.11	0.60	0.71	(0.10)	—	(0.10)	$10.19	7.47% (d)
12/31/2022	$12.26	0.24	(1.99)	(1.75)	(0.25)	(0.68)	(0.93)	$ 9.58	(14.29%)
12/31/2021	$11.98	0.38	1.05	1.43	(0.37)	(0.78)	(1.15)	$12.26	12.00%
12/31/2020	$11.26	0.24	1.17	1.41	(0.24)	(0.45)	(0.69)	$11.98	12.99%
12/31/2019	$10.15	0.28	1.76	2.04	(0.27)	(0.66)	(0.93)	$11.26	20.52%
12/31/2018	$11.64	0.33	(1.05)	(0.72)	(0.35)	(0.42)	(0.77)	$10.15	(6.43%)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(e)	Portfolio turnover rate(f)
Investor Class
06/30/2023 (Unaudited)	$365,179	0.47% (g)	0.45% (g)	1.78% (g)	13% (d)
12/31/2022	$332,604	0.47%	0.45%	1.77%	26%
12/31/2021	$368,130	0.47%	0.45%	2.75%	25%
12/31/2020	$227,945	0.47%	0.45%	4.60%	35%
12/31/2019	$ 10,577	0.47%	0.45%	2.09%	23%
12/31/2018	$ 8,157	0.47%	0.46%	2.45%	40%
Service Class
06/30/2023 (Unaudited)	$ 37,919	0.57% (g)	0.55% (g)	1.69% (g)	13% (d)
12/31/2022	$ 35,169	0.57%	0.55%	1.82%	26%
12/31/2021	$ 46,395	0.57%	0.55%	2.39%	25%
12/31/2020	$ 46,337	0.57%	0.55%	2.01%	35%
12/31/2019	$ 45,451	0.57%	0.55%	1.93%	23%
12/31/2018	$ 39,959	0.57%	0.56%	2.38%	40%
Institutional Class
06/30/2023 (Unaudited)	$ 73,426	0.12% (g)	0.10% (g)	2.15% (g)	13% (d)
12/31/2022	$ 64,855	0.12%	0.10%	2.22%	26%
12/31/2021	$ 76,991	0.12%	0.10%	3.03%	25%
12/31/2020	$ 66,143	0.12%	0.10%	2.16%	35%
12/31/2019	$ 78,245	0.12%	0.10%	2.52%	23%
12/31/2018	$ 49,277	0.12%	0.11%	2.81%	40%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2035 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
06/30/2023 (Unaudited)	$12.22	0.10	0.91	1.01	(0.08)	—	(0.08)	$13.15	8.27% (d)
12/31/2022	$15.70	0.24	(2.69)	(2.45)	(0.19)	(0.84)	(1.03)	$12.22	(15.62%)
12/31/2021	$15.17	0.46	1.57	2.03	(0.37)	(1.13)	(1.50)	$15.70	13.46%
12/31/2020	$14.18	0.48	1.33	1.81	(0.25)	(0.57)	(0.82)	$15.17	13.30%
12/31/2019	$12.71	0.25	2.51	2.76	(0.20)	(1.09)	(1.29)	$14.18	22.17%
12/31/2018	$15.26	0.29	(1.44)	(1.15)	(0.26)	(1.14)	(1.40)	$12.71	(7.87%)
Service Class
06/30/2023 (Unaudited)	$12.03	0.09	0.90	0.99	(0.07)	—	(0.07)	$12.95	8.25% (d)
12/31/2022	$15.46	0.20	(2.62)	(2.42)	(0.17)	(0.84)	(1.01)	$12.03	(15.70%)
12/31/2021	$14.94	0.36	1.62	1.98	(0.33)	(1.13)	(1.46)	$15.46	13.34%
12/31/2020	$13.93	0.24	1.54	1.78	(0.20)	(0.57)	(0.77)	$14.94	13.29%
12/31/2019	$12.50	0.24	2.47	2.71	(0.19)	(1.09)	(1.28)	$13.93	22.09%
12/31/2018	$15.03	0.28	(1.42)	(1.14)	(0.25)	(1.14)	(1.39)	$12.50	(7.95%)
Institutional Class
06/30/2023 (Unaudited)	$ 5.61	0.06	0.41	0.47	(0.10)	—	(0.10)	$ 5.98	8.47% (d)
12/31/2022	$ 7.92	0.14	(1.34)	(1.20)	(0.27)	(0.84)	(1.11)	$ 5.61	(15.29%)
12/31/2021	$ 8.36	0.24	0.90	1.14	(0.45)	(1.13)	(1.58)	$ 7.92	13.83%
12/31/2020	$ 8.17	0.18	0.87	1.05	(0.29)	(0.57)	(0.86)	$ 8.36	13.84%
12/31/2019	$ 7.85	0.20	1.50	1.70	(0.29)	(1.09)	(1.38)	$ 8.17	22.58%
12/31/2018	$10.05	0.27	(0.97)	(0.70)	(0.36)	(1.14)	(1.50)	$ 7.85	(7.56%)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(e)	Portfolio turnover rate(f)
Investor Class
06/30/2023 (Unaudited)	$528,927	0.47% (g)	0.46% (g)	1.56% (g)	8% (d)
12/31/2022	$487,896	0.47%	0.46%	1.75%	22%
12/31/2021	$549,911	0.47%	0.46%	2.84%	29%
12/31/2020	$423,605	0.47%	0.46%	3.40%	24%
12/31/2019	$ 98,420	0.47%	0.46%	1.80%	23%
12/31/2018	$105,406	0.47%	0.46%	1.89%	37%
Service Class
06/30/2023 (Unaudited)	$577,254	0.57% (g)	0.56% (g)	1.37% (g)	8% (d)
12/31/2022	$607,917	0.57%	0.56%	1.47%	22%
12/31/2021	$848,269	0.57%	0.56%	2.26%	29%
12/31/2020	$934,399	0.57%	0.56%	1.78%	24%
12/31/2019	$984,866	0.57%	0.56%	1.76%	23%
12/31/2018	$978,371	0.57%	0.56%	1.90%	37%
Institutional Class
06/30/2023 (Unaudited)	$208,276	0.12% (g)	0.11% (g)	1.90% (g)	8% (d)
12/31/2022	$192,523	0.12%	0.11%	2.16%	22%
12/31/2021	$209,808	0.12%	0.11%	2.77%	29%
12/31/2020	$206,898	0.12%	0.11%	2.28%	24%
12/31/2019	$202,044	0.12%	0.11%	2.41%	23%
12/31/2018	$143,007	0.12%	0.11%	2.74%	37%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2040 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
06/30/2023 (Unaudited)	$ 9.38	0.07	0.79	0.86	(0.07)	—	(0.07)	$10.17	9.13% (d)
12/31/2022	$12.40	0.17	(2.19)	(2.02)	(0.17)	(0.83)	(1.00)	$ 9.38	(16.30%)
12/31/2021	$11.89	0.40	1.39	1.79	(0.36)	(0.92)	(1.28)	$12.40	15.11%
12/31/2020	$11.19	0.57	0.88	1.45	(0.21)	(0.54)	(0.75)	$11.89	13.60%
12/31/2019	$ 9.91	0.23	2.08	2.31	(0.21)	(0.82)	(1.03)	$11.19	23.83%
12/31/2018	$11.68	0.24	(1.23)	(0.99)	(0.32)	(0.46)	(0.78)	$ 9.91	(8.76%)
Service Class
06/30/2023 (Unaudited)	$ 9.50	0.06	0.81	0.87	(0.06)	—	(0.06)	$10.31	9.15% (d)
12/31/2022	$12.53	0.18	(2.23)	(2.05)	(0.15)	(0.83)	(0.98)	$ 9.50	(16.41%)
12/31/2021	$11.98	0.35	1.44	1.79	(0.32)	(0.92)	(1.24)	$12.53	14.97%
12/31/2020	$11.24	0.22	1.23	1.45	(0.17)	(0.54)	(0.71)	$11.98	13.53%
12/31/2019	$ 9.94	0.21	2.10	2.31	(0.19)	(0.82)	(1.01)	$11.24	23.63%
12/31/2018	$11.72	0.25	(1.27)	(1.02)	(0.30)	(0.46)	(0.76)	$ 9.94	(8.85%)
Institutional Class
06/30/2023 (Unaudited)	$ 9.46	0.08	0.80	0.88	(0.08)	—	(0.08)	$10.26	9.33% (d)
12/31/2022	$12.51	0.21	(2.21)	(2.00)	(0.22)	(0.83)	(1.05)	$ 9.46	(16.00%)
12/31/2021	$11.99	0.42	1.43	1.85	(0.41)	(0.92)	(1.33)	$12.51	15.52%
12/31/2020	$11.26	0.23	1.27	1.50	(0.23)	(0.54)	(0.77)	$11.99	14.01%
12/31/2019	$ 9.97	0.27	2.10	2.37	(0.26)	(0.82)	(1.08)	$11.26	24.18%
12/31/2018	$11.74	0.31	(1.28)	(0.97)	(0.34)	(0.46)	(0.80)	$ 9.97	(8.40%)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(e)	Portfolio turnover rate(f)
Investor Class
06/30/2023 (Unaudited)	$295,547	0.47% (g)	0.46% (g)	1.37% (g)	9% (d)
12/31/2022	$252,781	0.47%	0.46%	1.65%	24%
12/31/2021	$260,810	0.47%	0.46%	3.12%	24%
12/31/2020	$156,385	0.47%	0.46%	5.03%	30%
12/31/2019	$ 5,112	0.47%	0.46%	2.13%	22%
12/31/2018	$ 3,638	0.47%	0.46%	2.05%	36%
Service Class
06/30/2023 (Unaudited)	$ 25,186	0.57% (g)	0.56% (g)	1.13% (g)	9% (d)
12/31/2022	$ 25,728	0.57%	0.56%	1.67%	24%
12/31/2021	$ 38,173	0.57%	0.56%	2.66%	24%
12/31/2020	$ 40,091	0.57%	0.56%	2.05%	30%
12/31/2019	$ 36,469	0.57%	0.56%	1.90%	22%
12/31/2018	$ 27,649	0.57%	0.56%	2.18%	36%
Institutional Class
06/30/2023 (Unaudited)	$ 50,744	0.12% (g)	0.11% (g)	1.70% (g)	9% (d)
12/31/2022	$ 44,836	0.12%	0.11%	1.99%	24%
12/31/2021	$ 58,214	0.12%	0.11%	3.22%	24%
12/31/2020	$ 47,103	0.12%	0.11%	2.18%	30%
12/31/2019	$ 49,238	0.12%	0.11%	2.39%	22%
12/31/2018	$ 31,825	0.12%	0.11%	2.63%	36%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2045 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
06/30/2023 (Unaudited)	$12.15	0.07	1.13	1.20	(0.06)	—	(0.06)	$13.29	9.85% (d)
12/31/2022	$15.97	0.22	(2.90)	(2.68)	(0.18)	(0.96)	(1.14)	$12.15	(16.82%)
12/31/2021	$15.17	0.53	1.89	2.42	(0.41)	(1.21)	(1.62)	$15.97	16.02%
12/31/2020	$14.16	0.53	1.35	1.88	(0.24)	(0.63)	(0.87)	$15.17	13.89%
12/31/2019	$12.58	0.22	2.80	3.02	(0.19)	(1.25)	(1.44)	$14.16	24.59%
12/31/2018	$15.38	0.27	(1.64)	(1.37)	(0.24)	(1.19)	(1.43)	$12.58	(9.36%)
Service Class
06/30/2023 (Unaudited)	$11.57	0.06	1.07	1.13	(0.05)	—	(0.05)	$12.65	9.76% (d)
12/31/2022	$15.26	0.17	(2.75)	(2.58)	(0.15)	(0.96)	(1.11)	$11.57	(16.92%)
12/31/2021	$14.54	0.39	1.91	2.30	(0.37)	(1.21)	(1.58)	$15.26	15.91%
12/31/2020	$13.57	0.22	1.57	1.79	(0.19)	(0.63)	(0.82)	$14.54	13.81%
12/31/2019	$12.11	0.23	2.66	2.89	(0.18)	(1.25)	(1.43)	$13.57	24.51%
12/31/2018	$14.86	0.26	(1.59)	(1.33)	(0.23)	(1.19)	(1.42)	$12.11	(9.43%)
Institutional Class
06/30/2023 (Unaudited)	$ 5.63	0.04	0.53	0.57	(0.08)	—	(0.08)	$ 6.12	10.15% (d)
12/31/2022	$ 8.19	0.14	(1.49)	(1.35)	(0.25)	(0.96)	(1.21)	$ 5.63	(16.54%)
12/31/2021	$ 8.51	0.28	1.10	1.38	(0.49)	(1.21)	(1.70)	$ 8.19	16.39%
12/31/2020	$ 8.32	0.19	0.91	1.10	(0.28)	(0.63)	(0.91)	$ 8.51	14.33%
12/31/2019	$ 7.95	0.21	1.69	1.90	(0.28)	(1.25)	(1.53)	$ 8.32	25.14%
12/31/2018	$10.33	0.27	(1.12)	(0.85)	(0.34)	(1.19)	(1.53)	$ 7.95	(9.01%)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(e)	Portfolio turnover rate(f)
Investor Class
06/30/2023 (Unaudited)	$379,466	0.47% (g)	0.47% (g)	1.17% (g)	9% (d)
12/31/2022	$322,379	0.47%	0.47%	1.66%	21%
12/31/2021	$324,585	0.47%	0.47%	3.19%	29%
12/31/2020	$225,206	0.47%	0.46%	3.78%	23%
12/31/2019	$ 44,077	0.47%	0.46%	1.59%	24%
12/31/2018	$ 52,347	0.47%	0.46%	1.74%	33%
Service Class
06/30/2023 (Unaudited)	$385,875	0.57% (g)	0.57% (g)	0.97% (g)	9% (d)
12/31/2022	$397,179	0.57%	0.57%	1.34%	21%
12/31/2021	$572,549	0.57%	0.57%	2.50%	29%
12/31/2020	$589,841	0.57%	0.56%	1.69%	23%
12/31/2019	$606,808	0.57%	0.56%	1.70%	24%
12/31/2018	$581,048	0.57%	0.56%	1.74%	33%
Institutional Class
06/30/2023 (Unaudited)	$154,654	0.12% (g)	0.12% (g)	1.50% (g)	9% (d)
12/31/2022	$136,504	0.12%	0.12%	2.05%	21%
12/31/2021	$151,185	0.12%	0.12%	3.11%	29%
12/31/2020	$147,820	0.12%	0.11%	2.39%	23%
12/31/2019	$129,174	0.12%	0.11%	2.40%	24%
12/31/2018	$ 87,290	0.12%	0.11%	2.64%	33%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2050 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
06/30/2023 (Unaudited)	$ 9.76	0.06	0.92	0.98	(0.06)	—	(0.06)	$10.68	10.00% (d)
12/31/2022	$12.96	0.19	(2.39)	(2.20)	(0.17)	(0.83)	(1.00)	$ 9.76	(16.95%)
12/31/2021	$12.37	0.47	1.52	1.99	(0.40)	(1.00)	(1.40)	$12.96	16.15%
12/31/2020	$11.62	0.59	0.95	1.54	(0.22)	(0.57)	(0.79)	$12.37	13.96%
12/31/2019	$10.20	0.24	2.23	2.47	(0.21)	(0.84)	(1.05)	$11.62	24.82%
12/31/2018	$12.14	0.30	(1.42)	(1.12)	(0.32)	(0.50)	(0.82)	$10.20	(9.54%)
Service Class
06/30/2023 (Unaudited)	$ 9.87	0.05	0.94	0.99	(0.05)	—	(0.05)	$10.81	10.01% (d)
12/31/2022	$13.08	0.16	(2.39)	(2.23)	(0.15)	(0.83)	(0.98)	$ 9.87	(17.07%)
12/31/2021	$12.44	0.37	1.62	1.99	(0.35)	(1.00)	(1.35)	$13.08	16.06%
12/31/2020	$11.66	0.21	1.32	1.53	(0.18)	(0.57)	(0.75)	$12.44	13.79%
12/31/2019	$10.22	0.22	2.25	2.47	(0.19)	(0.84)	(1.03)	$11.66	24.80%
12/31/2018	$12.17	0.26	(1.41)	(1.15)	(0.30)	(0.50)	(0.80)	$10.22	(9.70%)
Institutional Class
06/30/2023 (Unaudited)	$ 9.81	0.07	0.93	1.00	(0.07)	—	(0.07)	$10.74	10.21% (d)
12/31/2022	$13.03	0.20	(2.37)	(2.17)	(0.22)	(0.83)	(1.05)	$ 9.81	(16.65%)
12/31/2021	$12.43	0.47	1.58	2.05	(0.45)	(1.00)	(1.45)	$13.03	16.56%
12/31/2020	$11.66	0.24	1.34	1.58	(0.24)	(0.57)	(0.81)	$12.43	14.30%
12/31/2019	$10.24	0.29	2.24	2.53	(0.27)	(0.84)	(1.11)	$11.66	25.28%
12/31/2018	$12.19	0.32	(1.41)	(1.09)	(0.36)	(0.50)	(0.86)	$10.24	(9.21%)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(e)	Portfolio turnover rate(f)
Investor Class
06/30/2023 (Unaudited)	$190,216	0.47% (g)	0.47% (g)	1.15% (g)	6% (d)
12/31/2022	$144,747	0.47%	0.47%	1.76%	20%
12/31/2021	$123,992	0.47%	0.47%	3.45%	24%
12/31/2020	$ 61,877	0.47%	0.46%	5.04%	31%
12/31/2019	$ 3,124	0.47%	0.46%	2.07%	21%
12/31/2018	$ 2,166	0.47%	0.47%	2.49%	33%
Service Class
06/30/2023 (Unaudited)	$ 23,633	0.57% (g)	0.57% (g)	0.88% (g)	6% (d)
12/31/2022	$ 22,872	0.57%	0.57%	1.42%	20%
12/31/2021	$ 33,950	0.57%	0.57%	2.72%	24%
12/31/2020	$ 34,760	0.57%	0.56%	1.93%	31%
12/31/2019	$ 29,274	0.57%	0.56%	1.91%	21%
12/31/2018	$ 20,800	0.57%	0.57%	2.14%	33%
Institutional Class
06/30/2023 (Unaudited)	$ 41,578	0.12% (g)	0.12% (g)	1.41% (g)	6% (d)
12/31/2022	$ 35,495	0.12%	0.12%	1.81%	20%
12/31/2021	$ 43,569	0.12%	0.12%	3.47%	24%
12/31/2020	$ 35,250	0.12%	0.11%	2.17%	31%
12/31/2019	$ 32,461	0.12%	0.11%	2.52%	21%
12/31/2018	$ 17,395	0.12%	0.12%	2.61%	33%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2055 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
06/30/2023 (Unaudited)	$15.20	0.08	1.45	1.53	(0.04)	—	(0.04)	$16.69	10.07% (d)
12/31/2022	$19.79	0.28	(3.67)	(3.39)	(0.16)	(1.04)	(1.20)	$15.20	(17.13%)
12/31/2021	$18.56	0.69	2.29	2.98	(0.43)	(1.32)	(1.75)	$19.79	16.10%
12/31/2020	$17.21	0.57	1.73	2.30	(0.24)	(0.71)	(0.95)	$18.56	13.96%
12/31/2019	$15.10	0.28	3.41	3.69	(0.20)	(1.38)	(1.58)	$17.21	24.70%
12/31/2018	$18.35	0.32	(2.08)	(1.76)	(0.26)	(1.23)	(1.49)	$15.10	(9.75%)
Service Class
06/30/2023 (Unaudited)	$14.64	0.06	1.40	1.46	(0.03)	—	(0.03)	$16.07	9.98% (d)
12/31/2022	$19.08	0.22	(3.49)	(3.27)	(0.13)	(1.04)	(1.17)	$14.64	(17.16%)
12/31/2021	$17.93	0.50	2.36	2.86	(0.39)	(1.32)	(1.71)	$19.08	15.94%
12/31/2020	$16.63	0.28	1.92	2.20	(0.19)	(0.71)	(0.90)	$17.93	13.81%
12/31/2019	$14.68	0.29	3.24	3.53	(0.20)	(1.38)	(1.58)	$16.63	24.70%
12/31/2018	$17.83	0.31	(1.98)	(1.67)	(0.25)	(1.23)	(1.48)	$14.68	(9.82%)
Institutional Class
06/30/2023 (Unaudited)	$ 4.73	0.03	0.46	0.49	(0.07)	—	(0.07)	$ 5.15	10.41% (d)
12/31/2022	$ 7.24	0.12	(1.34)	(1.22)	(0.25)	(1.04)	(1.29)	$ 4.73	(16.90%)
12/31/2021	$ 7.81	0.26	1.03	1.29	(0.54)	(1.32)	(1.86)	$ 7.24	16.54%
12/31/2020	$ 7.81	0.17	0.84	1.01	(0.30)	(0.71)	(1.01)	$ 7.81	14.33%
12/31/2019	$ 7.68	0.21	1.62	1.83	(0.32)	(1.38)	(1.70)	$ 7.81	25.19%
12/31/2018	$10.17	0.27	(1.14)	(0.87)	(0.39)	(1.23)	(1.62)	$ 7.68	(9.43%)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(e)	Portfolio turnover rate(f)
Investor Class
06/30/2023 (Unaudited)	$116,088	0.47% (g)	0.47% (g)	1.06% (g)	11% (d)
12/31/2022	$ 93,973	0.47%	0.47%	1.69%	22%
12/31/2021	$ 85,259	0.47%	0.47%	3.39%	32%
12/31/2020	$ 55,218	0.47%	0.46%	3.38%	28%
12/31/2019	$ 18,634	0.47%	0.46%	1.65%	26%
12/31/2018	$ 20,048	0.47%	0.46%	1.74%	36%
Service Class
06/30/2023 (Unaudited)	$227,158	0.57% (g)	0.57% (g)	0.84% (g)	11% (d)
12/31/2022	$230,635	0.57%	0.57%	1.36%	22%
12/31/2021	$309,711	0.57%	0.57%	2.58%	32%
12/31/2020	$303,106	0.57%	0.56%	1.75%	28%
12/31/2019	$289,415	0.57%	0.56%	1.78%	26%
12/31/2018	$248,803	0.57%	0.56%	1.77%	36%
Institutional Class
06/30/2023 (Unaudited)	$110,457	0.12% (g)	0.12% (g)	1.39% (g)	11% (d)
12/31/2022	$ 92,095	0.12%	0.12%	1.99%	22%
12/31/2021	$100,392	0.12%	0.12%	3.06%	32%
12/31/2020	$ 96,602	0.12%	0.11%	2.34%	28%
12/31/2019	$ 75,956	0.12%	0.11%	2.52%	26%
12/31/2018	$ 46,123	0.12%	0.11%	2.78%	36%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2060 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
06/30/2023 (Unaudited)	$ 9.26	0.05	0.88	0.93	(0.05)	—	(0.05)	$10.14	10.04% (d)
12/31/2022	$12.19	0.19	(2.27)	(2.08)	(0.21)	(0.64)	(0.85)	$ 9.26	(17.10%)
12/31/2021	$11.42	0.51	1.30	1.81	(0.44)	(0.60)	(1.04)	$12.19	15.89%
12/31/2020	$10.58	0.55	0.89	1.44	(0.31)	(0.29)	(0.60)	$11.42	13.93%
12/31/2019 (e)	$10.00	0.43	0.42	0.85	(0.23)	(0.04)	(0.27)	$10.58	8.56% (d)
Service Class
06/30/2023 (Unaudited)	$ 9.31	0.05	0.88	0.93	(0.05)	—	(0.05)	$10.19	9.96% (d)
12/31/2022	$12.25	0.19	(2.29)	(2.10)	(0.20)	(0.64)	(0.84)	$ 9.31	(17.15%)
12/31/2021	$11.46	0.52	1.28	1.80	(0.41)	(0.60)	(1.01)	$12.25	15.69%
12/31/2020	$10.59	0.72	0.72	1.44	(0.28)	(0.29)	(0.57)	$11.46	13.90%
12/31/2019 (e)	$10.00	0.30	0.56	0.86	(0.23)	(0.04)	(0.27)	$10.59	8.58% (d)
Institutional Class
06/30/2023 (Unaudited)	$ 9.31	0.06	0.89	0.95	(0.06)	—	(0.06)	$10.20	10.24% (d)
12/31/2022	$12.23	0.26	(2.32)	(2.06)	(0.22)	(0.64)	(0.86)	$ 9.31	(16.84%)
12/31/2021	$11.46	0.50	1.36	1.86	(0.49)	(0.60)	(1.09)	$12.23	16.26%
12/31/2020	$10.59	0.75	0.74	1.49	(0.33)	(0.29)	(0.62)	$11.46	14.40%
12/31/2019 (e)	$10.00	0.38	0.50	0.88	(0.25)	(0.04)	(0.29)	$10.59	8.80% (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Investor Class
06/30/2023 (Unaudited)	$28,158	0.47% (h)	0.47% (h)	1.17% (h)	10% (d)
12/31/2022	$18,430	0.47%	0.47%	1.83%	32%
12/31/2021	$14,125	0.47%	0.47%	4.02%	46%
12/31/2020	$ 3,333	0.47%	0.46%	4.99%	116%
12/31/2019 (e)	$ 45	0.47% (h)	0.46% (h)	6.20% (h)	243% (d)
Service Class
06/30/2023 (Unaudited)	$ 1,445	0.57% (h)	0.57% (h)	1.14% (h)	10% (d)
12/31/2022	$ 830	0.57%	0.57%	1.89%	32%
12/31/2021	$ 805	0.57%	0.57%	4.12%	46%
12/31/2020	$ 98	0.57%	0.54%	7.14%	116%
12/31/2019 (e)	$ 23	0.57% (h)	0.48% (h)	4.34% (h)	243% (d)
Institutional Class
06/30/2023 (Unaudited)	$ 8,883	0.12% (h)	0.12% (h)	1.37% (h)	10% (d)
12/31/2022	$ 6,786	0.12%	0.12%	2.57%	32%
12/31/2021	$ 3,245	0.12%	0.12%	3.97%	46%
12/31/2020	$ 1,888	0.12%	0.11%	7.02%	116%
12/31/2019 (e)	$ 34	0.12% (h)	0.11% (h)	5.03% (h)	243% (d)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Fund commenced operations on May 1, 2019.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Empower Funds, Inc. (Empower Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Empower Funds presently consists of forty-five funds. Interests in the Empower Lifetime 2015 Fund, the Empower Lifetime 2020 Fund, the Empower Lifetime 2025 Fund, the Empower Lifetime 2030 Fund, the Empower Lifetime 2035 Fund, the Empower Lifetime 2040 Fund, the Empower Lifetime 2045 Fund, the Empower Lifetime 2050 Fund, the Empower Lifetime 2055 Fund and the Empower Lifetime 2060 Fund (each a Fund, collectively the Funds) are included herein. The investment objective of each Fund is to seek capital appreciation and income consistent with its current asset allocation, except the investment objective of the Empower Lifetime 2015 Fund and Empower Lifetime 2020 Fund is to seek income and secondarily, capital growth. After the transition year, noted in the name of the Fund, the investment objective is to seek income and secondarily, capital growth. Each Fund is non-diversified as defined in the 1940 Act. The Funds are available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, and to college savings programs.
The Empower Lifetime 2015 Fund, Empower Lifetime 2020 Fund, Empower Lifetime 2025 Fund, Empower Lifetime 2030 Fund, Empower Lifetime 2035 Fund, Empower Lifetime 2040 Fund, Empower Lifetime 2045 Fund, Empower Lifetime 2050 Fund, Empower Lifetime 2055 Fund and the Empower Lifetime 2060 each offer three share classes, referred to as Investor Class, Service Class and Institutional Class shares. Class L shares were previously offered in the Empower Lifetime 2015 Fund, Empower Lifetime 2020 Fund, Empower Lifetime 2025 Fund, Empower Lifetime 2030 Fund, Empower Lifetime 2035 Fund, Empower Lifetime 2040 Fund, Empower Lifetime 2045 Fund, Empower Lifetime 2050 Fund and Empower Lifetime 2055 Fund but were redesignated into Service Class shares on April 22, 2022. All shares of each Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Empower Capital Management, LLC (ECM or the Adviser), to complete valuation determinations under those policies and procedures. Pursuant to Rule 2a-5 under the 1940 Act, the Board of Directors approved the Adviser as the Funds valuation designee to make all fair value determinations with respect to the Funds investments, subject to oversight by the Board of Directors.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Semi-Annual Report - June 30, 2023

Investments in fixed interest contracts issued by Empower Annuity Insurance Company of America (Empower of America Contract) are valued at the amount of net deposits plus accrued interest, determined on a daily basis.  The Empower of America Contract is backed by the general account of Empower Annuity Insurance Company of America (Empower of America).
The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments.  The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available.  Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2023, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs.  Each Fund’s investment in the Empower of America Contract is valued using Level 2 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date).  Realized gains and losses from investments sold are determined on a specific lot selection.  Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the Empower of America Contract is accrued daily.
Federal Income Taxes and Distributions to Shareholders
Each Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. Each Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on each Fund tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Funds, if any, are declared and paid semi-annually. Capital gain distributions of the Funds, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Funds at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales and distribution adjustments.

Semi-Annual Report - June 30, 2023

The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2023 were as follows:
	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Depreciation on Investments
Empower Lifetime 2015 Fund	$592,210,695	$9,681,910	$(77,538,620)	$(67,856,710)
Empower Lifetime 2020 Fund	424,932,687	2,642,257	(61,599,957)	(58,957,700)
Empower Lifetime 2025 Fund	1,407,624,291	25,828,523	(187,013,467)	(161,184,944)
Empower Lifetime 2030 Fund	546,912,493	5,878,427	(76,109,173)	(70,230,746)
Empower Lifetime 2035 Fund	1,456,599,218	39,272,794	(180,938,471)	(141,665,677)
Empower Lifetime 2040 Fund	422,037,137	7,161,283	(57,596,349)	(50,435,066)
Empower Lifetime 2045 Fund	1,012,277,275	28,743,826	(120,692,511)	(91,948,685)
Empower Lifetime 2050 Fund	282,596,023	6,183,404	(33,266,957)	(27,083,553)
Empower Lifetime 2055 Fund	495,072,810	14,769,634	(55,980,677)	(41,211,043)
Empower Lifetime 2060 Fund	41,364,647	1,118,208	(3,984,837)	(2,866,629)
2.  INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES
Empower Funds entered into an investment advisory agreement with ECM, a wholly-owned subsidiary of Empower of America. As compensation for its services to Empower Funds, the Adviser receives monthly compensation at the annual rate of 0.12% of the average daily net assets of each Fund. The management fee encompasses fund operation expenses except for shareholder services fees and distribution fees. Each Fund will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Funds may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. The Adviser has contractually agreed to reduce its management fee by 0.35% of the amount each Fund has allocated to the Empower of America Contract. The amount waived, if any, is reflected in the Statement of Operations.
Empower Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of ECM and subsidiary of Empower of America.  Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class, Service Class, and Class L shares of each Fund a fee equal to 0.35% of the average daily net asset value of the shares of the applicable share class.
Empower Financial Services, Inc. (the Distributor), is a wholly-owned subsidiary of Empower of America and the principal underwriter to distribute and market the Funds. The Funds have entered into a plan of distribution which provides for compensation for distribution of Service Class shares and for providing or arranging for the provision of services to Service Class shareholders.  The distribution plan provides for a maximum 12b-1 fee equal to an annual rate of 0.10% of the average daily net assets of the Service Class shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Service Class shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Funds.
Certain officers of Empower Funds are also directors and/or officers of Empower of America or its subsidiaries. No officer or interested director of Empower Funds receives any compensation directly from Empower Funds.  The total compensation paid to the independent directors with respect to all forty-five funds for which they serve as directors was $673,000 for the period ended June 30, 2023.
Each Fund may invest in the Empower of America Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The Empower of America Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. Empower of America calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of Empower of America being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If Empower of America were to become insolvent, the Empower of America Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.00%. The investment in the Empower of America Contract may be terminated by Empower of America or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by Empower of America.

Semi-Annual Report - June 30, 2023

The following tables are a summary of the transactions for each underlying investment during the period ended June 30, 2023, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.
Empower Lifetime 2015 Fund
Affiliate	Shares Held/ Account Balance 06/30/2023	Value 12/31/2022	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 06/30/2023
BOND MUTUAL FUNDS 46.35%
Empower Bond Index Fund Institutional Class	6,556,613	$56,560,484	$2,513,374	$5,792,378	$ (738,662)	$ 1,072,838	$ 952,793	$ -	$ 54,354,318
Empower Core Bond Fund Institutional Class	3,168,842	27,841,819	1,314,037	3,020,961	(373,789)	578,443	577,724	-	26,713,338
Empower Global Bond Fund Institutional Class	3,864,927	29,885,115	913,420	2,625,297	(392,793)	272,623	260,509	-	28,445,861
Empower High Yield Bond Fund Institutional Class	1,677,788	15,987,150	648,320	1,618,615	(32,168)	418,796	376,246	-	15,435,651
Empower Inflation-Protected Securities Fund Institutional Class	7,584,191	70,413,666	2,952,032	6,890,013	(558,380)	796,091	1,131,490	-	67,271,776
Empower Multi-Sector Bond Fund Institutional Class	2,694,522	22,574,572	961,155	2,363,695	(378,408)	491,928	521,317	-	21,663,960
Empower Short Duration Bond Fund Institutional Class	3,120,019	30,414,774	1,300,796	2,871,199	(118,873)	234,203	487,787	-	29,078,574
					(2,593,073)	3,864,922	4,307,866	0	242,963,478
EQUITY MUTUAL FUNDS 36.62%
Empower Ariel Mid Cap Value Fund Institutional Class	162,837	1,939,887	194,596	286,495	130,012	8,352	6,879	-	1,856,340
Empower Emerging Markets Equity Fund Institutional Class	764,316	6,712,294	462,600	1,241,094	(10,243)	440,596	-	-	6,374,396
Empower International Growth Fund Institutional Class	1,240,498	11,648,021	259,741	2,127,081	156,864	1,396,209	-	-	11,176,890
Empower International Index Fund Institutional Class	2,299,515	24,792,863	519,263	3,979,257	415,985	2,421,117	-	-	23,753,986
Empower International Value Fund Institutional Class	1,511,134	13,154,996	308,182	2,037,437	261,320	1,177,115	-	-	12,602,856
Empower Large Cap Growth Fund Institutional Class	2,129,449	20,896,647	384,268	5,600,960	(546,658)	4,528,513	9,902	-	20,208,468
Empower Large Cap Value Fund Institutional Class	3,117,403	22,773,725	1,815,815	2,513,774	1,007,347	(160,420)	305,424	-	21,915,346
Empower Mid Cap Value Fund Institutional Class	961,873	7,791,960	685,620	1,036,828	451,982	100,331	52,662	-	7,541,083
Empower Real Estate Index Fund Institutional Class	574,442	4,724,684	540,361	759,003	135,780	72,262	86,485	-	4,578,304
Empower S&P 500® Index Fund Institutional Class	4,821,225	43,578,491	1,604,729	8,201,315	871,025	5,155,605	668,233	-	42,137,510
Empower S&P Mid Cap 400® Index Fund Institutional Class	2,195,571	18,735,667	1,808,672	2,632,839	1,194,275	223,919	227,527	-	18,135,419
Empower S&P Small Cap 600® Index Fund Institutional Class	1,269,843	8,362,498	953,693	1,459,416	221,480	232,127	87,467	-	8,088,902
Empower Small Cap Growth Fund Institutional Class	72,253	768,960	54,646	137,678	37,196	55,387	-	-	741,315
Empower Small Cap Value Fund Institutional Class	605,818	4,419,210	516,532	759,821	241,491	76,922	22,867	-	4,252,843
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	1,303,649	8,962,482	342,479	1,741,384	5,907	1,092,653	-	-	8,656,230
					4,573,763	16,820,688	1,467,446	0	192,019,888

Semi-Annual Report - June 30, 2023

Empower Lifetime 2015 Fund
Affiliate	Shares Held/ Account Balance 06/30/2023	Value 12/31/2022	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 06/30/2023
FIXED INTEREST CONTRACT 12.97%
Empower of America Contract	67,976,073	$71,131,884	$2,106,098	$5,823,063	$ -	$ -	$ 561,154	$ -	$ 67,976,073
					0	0	561,154	0	67,976,073
				Total	$ 1,980,690	$20,685,610	$6,336,466	$0	$502,959,439
Empower Lifetime 2020 Fund
Affiliate	Shares Held/ Account Balance 06/30/2023	Value 12/31/2022	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 06/30/2023
BOND MUTUAL FUNDS 44.16%
Empower Bond Index Fund Institutional Class	4,864,328	$40,835,872	$6,357,937	$8,872,135	$(1,781,846)	$ 2,003,601	$ 703,946	$ -	$ 40,325,275
Empower Core Bond Fund Institutional Class	2,352,951	20,094,955	3,149,254	4,328,728	(784,225)	919,899	427,679	-	19,835,380
Empower Global Bond Fund Institutional Class	2,705,608	20,265,860	2,781,977	3,585,119	(554,735)	450,553	182,834	-	19,913,271
Empower High Yield Bond Fund Institutional Class	1,244,650	11,579,778	1,245,847	1,723,458	(80,838)	348,616	281,836	-	11,450,783
Empower Inflation-Protected Securities Fund Institutional Class	4,197,987	37,956,769	5,405,411	7,146,872	(916,646)	1,020,836	629,862	-	37,236,144
Empower Multi-Sector Bond Fund Institutional Class	2,004,958	16,372,240	2,210,322	2,974,289	(444,639)	511,591	390,447	-	16,119,864
Empower Short Duration Bond Fund Institutional Class	1,788,317	16,925,139	2,328,452	2,865,115	(218,264)	278,640	278,273	-	16,667,116
					(4,781,193)	5,533,736	2,894,877	0	161,547,833
EQUITY MUTUAL FUNDS 40.72%
Empower Ariel Mid Cap Value Fund Institutional Class	125,548	1,471,393	240,864	432,834	(49,311)	151,826	5,393	-	1,431,249
Empower Emerging Markets Equity Fund Institutional Class	650,372	5,516,709	847,917	1,514,104	(234,337)	573,577	-	-	5,424,099
Empower International Growth Fund Institutional Class	1,000,566	9,064,322	734,781	2,567,161	(574,411)	1,783,161	-	-	9,015,103
Empower International Index Fund Institutional Class	1,854,735	19,429,009	1,683,945	3,528,457	646,974	1,574,915	-	-	19,159,412
Empower International Value Fund Institutional Class	1,216,984	10,306,678	852,014	1,915,598	217,159	906,553	-	-	10,149,647
Empower Large Cap Growth Fund Institutional Class	1,614,818	15,453,447	962,993	5,344,222	(1,263,087)	4,252,402	7,595	-	15,324,620
Empower Large Cap Value Fund Institutional Class	2,353,067	16,790,960	2,049,707	2,673,823	232,711	375,219	233,436	-	16,542,063
Empower Mid Cap Value Fund Institutional Class	722,938	5,749,106	769,234	1,523,744	(273,889)	673,239	40,176	-	5,667,835
Empower Real Estate Index Fund Institutional Class	406,699	3,289,035	612,716	890,811	(93,824)	230,454	62,299	-	3,241,394
Empower S&P 500® Index Fund Institutional Class	3,649,129	32,228,410	2,317,106	8,207,028	(1,064,313)	5,554,900	511,992	-	31,893,388

Semi-Annual Report - June 30, 2023

Empower Lifetime 2020 Fund
Affiliate	Shares Held/ Account Balance 06/30/2023	Value 12/31/2022	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 06/30/2023
Empower S&P Mid Cap 400® Index Fund Institutional Class	1,651,830	$13,838,936	$2,022,156	$3,562,200	$ (321,121)	$ 1,345,223	$ 174,165	$ -	$ 13,644,115
Empower S&P Small Cap 600® Index Fund Institutional Class	1,055,868	6,824,069	1,224,605	2,390,101	(713,104)	1,067,305	74,054	-	6,725,878
Empower Small Cap Growth Fund Institutional Class	60,921	635,241	80,887	251,327	(84,376)	160,247	-	-	625,048
Empower Small Cap Value Fund Institutional Class	508,375	3,642,783	627,367	1,351,897	(395,287)	650,539	19,492	-	3,568,792
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	988,818	6,638,289	559,241	2,138,077	(689,019)	1,506,296	-	-	6,565,749
					(4,659,235)	20,805,856	1,128,602	0	148,978,392
FIXED INTEREST CONTRACT 10.63%
Empower of America Contract	38,904,856	39,510,646	5,027,720	5,952,134	-	-	318,624	-	38,904,856
					0	0	318,624	0	38,904,856
				Total	$(9,440,428)	$26,339,592	$4,342,103	$0	$349,431,081
Empower Lifetime 2025 Fund
Affiliate	Shares Held/ Account Balance 06/30/2023	Value 12/31/2022	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 06/30/2023
BOND MUTUAL FUNDS 40.49%
Empower Bond Index Fund Institutional Class	16,718,473	$140,418,409	$11,887,516	$16,267,871	$(1,845,736)	$ 2,558,083	$ 2,398,241	$ -	$ 138,596,137
Empower Core Bond Fund Institutional Class	8,058,809	68,936,233	5,987,495	8,259,746	(826,266)	1,271,778	1,452,111	-	67,935,760
Empower Global Bond Fund Institutional Class	8,808,484	66,105,983	4,803,121	6,789,075	(1,054,132)	710,416	592,801	-	64,830,445
Empower High Yield Bond Fund Institutional Class	4,266,483	39,653,561	2,624,620	4,008,453	(51,792)	981,919	959,650	-	39,251,647
Empower Inflation-Protected Securities Fund Institutional Class	10,641,317	96,012,348	7,902,757	10,701,138	(936,726)	1,174,519	1,587,637	-	94,388,486
Empower Multi-Sector Bond Fund Institutional Class	6,857,252	55,938,352	4,257,302	6,303,968	(1,014,090)	1,240,618	1,327,762	-	55,132,304
Empower Short Duration Bond Fund Institutional Class	4,757,132	45,073,399	3,725,725	4,839,099	(220,034)	376,442	733,113	-	44,336,467
					(5,948,776)	8,313,775	9,051,315	0	504,471,246
EQUITY MUTUAL FUNDS 46.15%
Empower Ariel Mid Cap Value Fund Institutional Class	472,846	5,485,961	618,490	781,615	330,998	67,614	20,166	-	5,390,450
Empower Emerging Markets Equity Fund Institutional Class	2,720,350	23,100,653	1,569,145	3,469,891	(48,653)	1,487,812	-	-	22,687,719
Empower International Growth Fund Institutional Class	3,975,400	36,272,723	1,376,483	5,539,418	1,129,524	3,708,565	-	-	35,818,353
Empower International Index Fund Institutional Class	7,392,104	77,331,049	2,260,119	11,159,773	954,013	7,929,037	-	-	76,360,432

Semi-Annual Report - June 30, 2023

Empower Lifetime 2025 Fund
Affiliate	Shares Held/ Account Balance 06/30/2023	Value 12/31/2022	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 06/30/2023
Empower International Value Fund Institutional Class	4,848,568	$ 40,972,934	$ 1,366,240	$ 5,511,512	$ 895,686	$ 3,609,400	$ -	$ -	$ 40,437,062
Empower Large Cap Growth Fund Institutional Class	6,067,180	58,057,402	1,808,836	15,423,507	(1,881,750)	13,134,805	28,352	-	57,577,536
Empower Large Cap Value Fund Institutional Class	8,876,998	63,167,696	5,372,041	8,126,667	377,010	1,992,224	876,817	-	62,405,294
Empower Mid Cap Value Fund Institutional Class	2,735,064	21,656,818	1,996,321	2,606,160	1,155,492	395,927	151,164	-	21,442,906
Empower Real Estate Index Fund Institutional Class	1,402,078	11,269,826	1,310,184	1,605,040	282,385	199,591	214,064	-	11,174,561
Empower S&P 500® Index Fund Institutional Class	13,735,154	121,125,909	5,471,940	26,074,631	(2,540,839)	19,522,024	1,915,398	-	120,045,242
Empower S&P Mid Cap 400® Index Fund Institutional Class	6,243,412	52,019,178	5,155,368	6,417,852	3,173,766	813,893	654,183	-	51,570,587
Empower S&P Small Cap 600® Index Fund Institutional Class	4,397,064	28,226,764	3,435,391	4,006,007	1,199,741	353,147	306,440	-	28,009,295
Empower Small Cap Growth Fund Institutional Class	256,348	2,668,163	205,631	400,237	168,882	156,573	-	-	2,630,130
Empower Small Cap Value Fund Institutional Class	2,110,410	15,006,516	1,808,563	2,150,163	955,099	150,163	80,461	-	14,815,079
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	3,722,928	24,945,656	1,154,398	5,444,423	(956,541)	4,064,611	-	-	24,720,242
					5,194,813	57,585,386	4,247,045	0	575,084,888
FIXED INTEREST CONTRACT 8.31%
Empower of America Contract	103,505,110	105,224,007	7,747,275	10,307,232	-	-	841,060	-	103,505,110
					0	0	841,060	0	103,505,110
				Total	$ (753,963)	$65,899,161	$14,139,420	$0	$1,183,061,244
Empower Lifetime 2030 Fund
Affiliate	Shares Held/ Account Balance 06/30/2023	Value 12/31/2022	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 06/30/2023
BOND MUTUAL FUNDS 34.48%
Empower Bond Index Fund Institutional Class	5,884,985	$44,461,913	$8,293,571	$5,136,199	$(1,010,733)	$ 1,167,239	$ 825,368	$ -	$ 48,786,524
Empower Core Bond Fund Institutional Class	2,844,540	21,846,857	4,114,806	2,514,623	(432,869)	532,436	502,032	-	23,979,476
Empower Global Bond Fund Institutional Class	2,986,661	20,099,781	3,458,954	1,654,137	(231,588)	77,228	200,150	-	21,981,826
Empower High Yield Bond Fund Institutional Class	1,503,482	12,574,374	1,939,247	976,624	(2,177)	295,037	337,738	-	13,832,034
Empower Inflation-Protected Securities Fund Institutional Class	2,726,362	22,043,827	3,981,123	2,119,779	(262,600)	277,656	405,217	-	24,182,827
Empower Multi-Sector Bond Fund Institutional Class	2,419,576	17,713,670	3,081,215	1,566,476	(188,203)	224,981	466,947	-	19,453,390

Semi-Annual Report - June 30, 2023

Empower Lifetime 2030 Fund
Affiliate	Shares Held/ Account Balance 06/30/2023	Value 12/31/2022	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 06/30/2023
Empower Short Duration Bond Fund Institutional Class	1,297,280	$11,026,212	$2,084,104	$1,135,678	$ (86,627)	$ 116,013	$ 195,586	$ -	$ 12,090,651
					(2,214,797)	2,690,590	2,933,038	0	164,306,728
EQUITY MUTUAL FUNDS 53.78%
Empower Ariel Mid Cap Value Fund Institutional Class	204,995	2,143,476	496,460	443,978	24,375	140,983	8,742	-	2,336,941
Empower Emerging Markets Equity Fund Institutional Class	1,309,696	9,947,338	1,804,194	1,441,990	26,833	613,326	-	-	10,922,868
Empower International Growth Fund Institutional Class	1,839,498	14,960,641	2,025,831	2,535,704	(53,529)	2,123,109	-	-	16,573,877
Empower International Index Fund Institutional Class	3,410,257	31,827,978	4,202,063	4,655,266	(15,882)	3,853,176	-	-	35,227,951
Empower International Value Fund Institutional Class	2,237,338	16,873,734	2,292,258	2,466,676	(17,704)	1,960,083	-	-	18,659,399
Empower Large Cap Growth Fund Institutional Class	2,645,981	22,619,399	2,709,037	6,369,261	(1,438,337)	6,151,188	12,308	-	25,110,363
Empower Large Cap Value Fund Institutional Class	3,851,887	24,591,984	4,676,781	2,465,133	729,095	275,132	379,544	-	27,078,764
Empower Mid Cap Value Fund Institutional Class	1,182,492	8,395,690	1,625,544	1,120,035	270,531	369,540	65,291	-	9,270,739
Empower Real Estate Index Fund Institutional Class	540,400	3,905,165	939,804	684,423	33,295	146,444	82,178	-	4,306,990
Empower S&P 500® Index Fund Institutional Class	5,972,323	47,073,479	6,211,317	8,965,633	(825,464)	7,878,942	829,801	-	52,198,105
Empower S&P Mid Cap 400® Index Fund Institutional Class	2,708,681	20,258,332	4,223,865	3,203,910	554,253	1,095,416	283,586	-	22,373,703
Empower S&P Small Cap 600® Index Fund Institutional Class	2,082,501	12,035,230	2,964,328	2,972,598	(538,365)	1,238,574	145,136	-	13,265,534
Empower Small Cap Growth Fund Institutional Class	120,993	1,128,844	201,558	321,248	(87,032)	232,238	-	-	1,241,392
Empower Small Cap Value Fund Institutional Class	1,000,062	6,399,501	1,459,699	1,549,743	(212,954)	710,977	38,110	-	7,020,434
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	1,616,678	9,695,748	1,300,904	1,866,517	(321,746)	1,604,604	-	-	10,734,739
					(1,872,631)	28,393,732	1,844,696	0	256,321,799
FIXED INTEREST CONTRACT 5.92%
Empower of America Contract	28,200,967	25,734,709	4,796,182	2,549,193	-	-	219,269	-	28,200,967
					0	0	219,269	0	28,200,967
				Total	$(4,087,428)	$31,084,322	$4,997,003	$0	$448,829,494

Semi-Annual Report - June 30, 2023

Empower Lifetime 2035 Fund
Affiliate	Shares Held/ Account Balance 06/30/2023	Value 12/31/2022	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 06/30/2023
BOND MUTUAL FUNDS 26.01%
Empower Bond Index Fund Institutional Class	13,109,529	$106,698,332	$13,505,299	$14,241,007	$(2,185,486)	$ 2,715,374	$ 1,872,346	$ -	$ 108,677,998
Empower Core Bond Fund Institutional Class	6,331,055	52,485,826	6,741,601	7,058,319	(876,018)	1,201,680	1,137,345	-	53,370,788
Empower Global Bond Fund Institutional Class	6,446,168	46,874,419	5,185,416	5,254,749	(913,899)	638,713	436,317	-	47,443,799
Empower High Yield Bond Fund Institutional Class	3,359,532	30,274,300	2,486,231	2,619,190	(75,540)	766,353	759,666	-	30,907,694
Empower Inflation-Protected Securities Fund Institutional Class	4,229,509	37,024,855	4,379,314	4,366,731	(401,754)	478,305	635,062	-	37,515,743
Empower Multi-Sector Bond Fund Institutional Class	5,383,878	42,612,945	4,739,862	4,730,955	(522,273)	664,528	1,049,347	-	43,286,380
Empower Short Duration Bond Fund Institutional Class	2,210,992	20,338,196	2,364,311	2,299,722	(136,015)	203,663	339,123	-	20,606,448
					(5,110,985)	6,668,616	6,229,206	0	341,808,850
EQUITY MUTUAL FUNDS 63.56%
Empower Ariel Mid Cap Value Fund Institutional Class	649,987	7,274,901	790,185	1,147,097	34,761	491,861	27,743	-	7,409,850
Empower Emerging Markets Equity Fund Institutional Class	4,582,877	37,712,014	2,938,542	5,153,820	(405,504)	2,724,455	-	-	38,221,191
Empower International Growth Fund Institutional Class	6,145,216	54,242,742	2,270,865	8,879,143	(492,234)	7,733,932	-	-	55,368,396
Empower International Index Fund Institutional Class	11,391,994	115,376,099	4,007,076	15,446,303	(464,979)	13,742,424	-	-	117,679,296
Empower International Value Fund Institutional Class	7,490,008	61,263,715	2,327,727	6,984,139	886,158	5,859,368	-	-	62,466,671
Empower Large Cap Growth Fund Institutional Class	8,377,034	77,646,338	2,076,209	17,619,638	(2,135,848)	17,395,143	39,310	-	79,498,052
Empower Large Cap Value Fund Institutional Class	12,273,261	84,362,986	6,824,590	8,218,009	(180,941)	3,311,458	1,213,415	-	86,281,025
Empower Mid Cap Value Fund Institutional Class	3,785,572	28,931,303	2,491,886	4,341,165	(522,394)	2,596,864	209,195	-	29,678,888
Empower Real Estate Index Fund Institutional Class	1,517,524	11,752,305	1,356,767	1,055,840	452,164	41,434	231,252	-	12,094,666
Empower S&P 500® Index Fund Institutional Class	18,993,444	161,977,680	6,315,205	26,023,521	(809,615)	23,733,338	2,654,451	-	166,002,702
Empower S&P Mid Cap 400® Index Fund Institutional Class	8,661,994	69,590,051	6,588,433	10,831,623	(870,117)	6,201,211	906,895	-	71,548,072
Empower S&P Small Cap 600® Index Fund Institutional Class	7,250,247	44,958,300	5,279,723	6,479,255	8,790	2,425,306	505,205	-	46,184,074
Empower Small Cap Growth Fund Institutional Class	424,563	4,266,033	281,656	512,456	202,864	320,780	-	-	4,356,013
Empower Small Cap Value Fund Institutional Class	3,494,954	23,975,318	2,825,740	3,449,852	572,623	1,183,369	133,295	-	24,534,575
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	5,143,989	33,319,616	1,164,763	4,819,469	(315,741)	4,491,179	-	-	34,156,089
					(4,040,013)	92,252,122	5,920,761	0	835,479,560

Semi-Annual Report - June 30, 2023

Empower Lifetime 2035 Fund
Affiliate	Shares Held/ Account Balance 06/30/2023	Value 12/31/2022	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 06/30/2023
FIXED INTEREST CONTRACT 3.67%
Empower of America Contract	48,274,058	$ 47,672,941	$ 4,936,185	$ 4,722,507	$ -	$ -	$ 387,439	$ -	$ 48,274,058
					0	0	387,439	0	48,274,058
				Total	$(9,150,998)	$98,920,738	$12,537,406	$0	$1,225,562,468
Empower Lifetime 2040 Fund
Affiliate	Shares Held/ Account Balance 06/30/2023	Value 12/31/2022	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 06/30/2023
BOND MUTUAL FUNDS 17.32%
Empower Bond Index Fund Institutional Class	2,618,852	$18,887,774	$4,729,552	$2,444,264	$ (476,330)	$ 537,218	$ 357,591	$ -	$ 21,710,280
Empower Core Bond Fund Institutional Class	1,263,634	9,275,728	2,313,023	1,197,723	(223,151)	261,405	217,660	-	10,652,433
Empower Global Bond Fund Institutional Class	1,253,721	8,083,501	1,910,102	838,294	(140,639)	72,074	83,385	-	9,227,383
Empower High Yield Bond Fund Institutional Class	672,832	5,364,169	1,050,564	340,690	3,814	116,013	149,197	-	6,190,056
Empower Inflation-Protected Securities Fund Institutional Class	544,312	4,217,108	1,012,787	465,398	(63,792)	63,552	80,166	-	4,828,049
Empower Multi-Sector Bond Fund Institutional Class	1,074,891	7,522,298	1,750,279	777,490	(138,766)	147,040	205,270	-	8,642,127
Empower Short Duration Bond Fund Institutional Class	332,286	2,708,525	641,379	281,024	(21,173)	28,023	48,687	-	3,096,903
					(1,060,037)	1,225,325	1,141,956	0	64,347,231
EQUITY MUTUAL FUNDS 72.96%
Empower Ariel Mid Cap Value Fund Institutional Class	206,854	2,062,901	384,812	200,920	45,510	111,342	8,682	-	2,358,135
Empower Emerging Markets Equity Fund Institutional Class	1,596,803	11,661,118	1,986,128	1,017,616	43,842	687,711	-	-	13,317,341
Empower International Growth Fund Institutional Class	2,043,670	16,051,649	1,864,280	1,711,525	(4,901)	2,209,065	-	-	18,413,469
Empower International Index Fund Institutional Class	3,791,472	34,177,324	3,720,192	2,712,236	98,342	3,980,629	-	-	39,165,909
Empower International Value Fund Institutional Class	2,487,806	18,123,396	2,022,515	1,423,705	36,642	2,026,099	-	-	20,748,305
Empower Large Cap Growth Fund Institutional Class	2,642,786	21,792,255	1,877,292	4,100,636	(937,394)	5,511,126	12,230	-	25,080,037
Empower Large Cap Value Fund Institutional Class	3,882,649	23,775,862	4,032,577	1,544,462	(87,767)	1,031,048	377,666	-	27,295,025
Empower Mid Cap Value Fund Institutional Class	1,197,851	8,114,011	1,262,106	602,531	(5,514)	617,568	65,131	-	9,391,154
Empower Real Estate Index Fund Institutional Class	443,934	3,013,033	698,973	272,671	36,746	98,819	65,914	-	3,538,154
Empower S&P 500® Index Fund Institutional Class	5,989,409	45,388,211	4,618,507	5,512,053	(1,035,673)	7,852,768	823,896	-	52,347,433

Semi-Annual Report - June 30, 2023

Empower Lifetime 2040 Fund
Affiliate	Shares Held/ Account Balance 06/30/2023	Value 12/31/2022	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 06/30/2023
Empower S&P Mid Cap 400® Index Fund Institutional Class	2,757,111	$19,602,782	$3,281,934	$1,738,223	$ (51,482)	$ 1,627,245	$ 282,500	$ -	$ 22,773,738
Empower S&P Small Cap 600® Index Fund Institutional Class	2,500,669	13,712,195	2,919,567	1,421,498	54,343	718,997	170,930	-	15,929,261
Empower Small Cap Growth Fund Institutional Class	144,736	1,299,135	176,285	149,962	7,161	159,531	-	-	1,484,989
Empower Small Cap Value Fund Institutional Class	1,193,532	7,302,574	1,425,507	811,895	100,802	462,406	44,880	-	8,378,592
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	1,621,173	9,360,373	845,999	910,496	(229,675)	1,468,711	-	-	10,764,587
					(1,929,018)	28,563,065	1,851,829	0	270,986,129
FIXED INTEREST CONTRACT 1.93%
Empower of America Contract	7,191,003	6,292,596	1,437,542	593,459	-	-	54,324	-	7,191,003
					0	0	54,324	0	7,191,003
				Total	$(2,989,055)	$29,788,390	$3,048,109	$0	$342,524,363
Empower Lifetime 2045 Fund
Affiliate	Shares Held/ Account Balance 06/30/2023	Value 12/31/2022	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 06/30/2023
BOND MUTUAL FUNDS 10.81%
Empower Bond Index Fund Institutional Class	4,268,052	$ 33,060,146	$5,711,600	$ 4,216,136	$ (690,455)	$ 826,543	$ 596,375	$ -	$ 35,382,153
Empower Core Bond Fund Institutional Class	2,055,810	16,220,199	2,789,940	2,067,877	(303,128)	388,214	361,973	-	17,330,476
Empower Global Bond Fund Institutional Class	2,005,065	13,914,682	2,178,212	1,494,076	(258,113)	158,461	134,656	-	14,757,279
Empower High Yield Bond Fund Institutional Class	1,093,214	9,357,363	1,204,858	731,761	(17,881)	227,112	244,968	-	10,057,572
Empower Inflation-Protected Securities Fund Institutional Class	470,584	3,925,615	651,670	467,754	(60,510)	64,551	70,192	-	4,174,082
Empower Multi-Sector Bond Fund Institutional Class	1,752,029	13,200,815	2,072,808	1,426,010	(209,187)	238,703	338,990	-	14,086,316
Empower Short Duration Bond Fund Institutional Class	390,072	3,418,196	564,711	383,307	(25,603)	35,866	58,522	-	3,635,466
					(1,564,877)	1,939,450	1,805,676	0	99,423,344
EQUITY MUTUAL FUNDS 79.57%
Empower Ariel Mid Cap Value Fund Institutional Class	535,075	5,690,847	695,463	679,287	26,166	392,829	22,573	-	6,099,852
Empower Emerging Markets Equity Fund Institutional Class	4,629,109	36,200,757	3,603,677	3,714,377	(289,242)	2,516,715	-	-	38,606,772
Empower International Growth Fund Institutional Class	5,680,320	47,583,160	3,016,199	6,276,133	(448,103)	6,856,455	-	-	51,179,681
Empower International Index Fund Institutional Class	10,535,126	101,371,291	5,376,622	9,478,769	230,501	11,558,708	-	-	108,827,852

Semi-Annual Report - June 30, 2023

Empower Lifetime 2045 Fund
Affiliate	Shares Held/ Account Balance 06/30/2023	Value 12/31/2022	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 06/30/2023
Empower International Value Fund Institutional Class	6,916,804	$ 53,766,061	$3,010,866	$ 5,230,304	$ (163,111)	$ 6,139,522	$ -	$ -	$ 57,686,145
Empower Large Cap Growth Fund Institutional Class	6,971,236	61,255,321	2,859,737	11,709,704	(1,400,371)	13,751,671	32,360	-	66,157,025
Empower Large Cap Value Fund Institutional Class	10,194,244	66,636,628	7,087,856	4,974,489	(403,558)	2,915,542	999,197	-	71,665,537
Empower Mid Cap Value Fund Institutional Class	3,135,176	22,793,414	2,339,033	2,347,330	(134,832)	1,794,662	171,691	-	24,579,779
Empower Real Estate Index Fund Institutional Class	1,099,075	8,060,601	1,135,420	575,534	201,829	139,140	164,497	-	8,759,627
Empower S&P 500® Index Fund Institutional Class	15,760,947	127,691,946	7,447,500	16,243,910	(401,759)	18,855,142	2,182,555	-	137,750,678
Empower S&P Mid Cap 400® Index Fund Institutional Class	7,198,407	54,877,801	5,979,280	5,721,406	(50,096)	4,323,165	744,274	-	59,458,840
Empower S&P Small Cap 600® Index Fund Institutional Class	7,050,158	41,490,129	5,750,825	5,697,346	(1,088,224)	3,365,898	484,808	-	44,909,506
Empower Small Cap Growth Fund Institutional Class	413,531	3,947,595	312,075	532,523	(22,410)	515,684	-	-	4,242,831
Empower Small Cap Value Fund Institutional Class	3,388,632	22,108,909	2,955,835	3,194,665	(263,115)	1,918,120	127,899	-	23,788,199
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4,274,926	26,307,252	1,180,013	2,779,788	(315,080)	3,678,029	-	-	28,385,506
					(4,521,405)	78,721,282	4,929,854	0	732,097,830
FIXED INTEREST CONTRACT 0.92%
Empower of America Contract	8,458,481	7,953,299	1,225,595	786,437	-	-	66,024	-	8,458,481
					0	0	66,024	0	8,458,481
				Total	$(6,086,282)	$80,660,732	$6,801,554	$0	$839,979,655
Empower Lifetime 2050 Fund
Affiliate	Shares Held/ Account Balance 06/30/2023	Value 12/31/2022	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 06/30/2023
BOND MUTUAL FUNDS 7.78%
Empower Bond Index Fund Institutional Class	892,995	$ 5,933,590	$2,153,894	$ 855,749	$ (160,706)	$ 171,194	$ 119,579	$ -	$ 7,402,929
Empower Core Bond Fund Institutional Class	431,633	2,916,642	1,048,204	408,500	(75,549)	82,320	73,089	-	3,638,666
Empower Global Bond Fund Institutional Class	411,200	2,437,981	847,328	279,709	(48,184)	20,830	27,403	-	3,026,430
Empower High Yield Bond Fund Institutional Class	229,104	1,685,299	492,952	112,626	(6,304)	42,134	51,014	-	2,107,759
Empower Inflation-Protected Securities Fund Institutional Class	25,647	182,760	63,024	21,259	(3,339)	2,963	3,788	-	227,488
Empower Multi-Sector Bond Fund Institutional Class	368,272	2,374,517	798,144	257,115	(47,712)	45,360	70,588	-	2,960,906
Empower Short Duration Bond Fund Institutional Class	54,273	406,211	142,062	46,422	(3,223)	3,975	7,779	-	505,826
					(345,017)	368,776	353,240	0	19,870,004

Semi-Annual Report - June 30, 2023

Empower Lifetime 2050 Fund
Affiliate	Shares Held/ Account Balance 06/30/2023	Value 12/31/2022	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 06/30/2023
EQUITY MUTUAL FUNDS 82.38%
Empower Ariel Mid Cap Value Fund Institutional Class	151,123	$ 1,370,338	$ 356,557	$ 101,294	$ 12,682	$ 97,207	$ 6,347	$ -	$ 1,722,808
Empower Emerging Markets Equity Fund Institutional Class	1,422,608	9,483,216	2,450,870	653,075	18,178	583,540	-	-	11,864,551
Empower International Growth Fund Institutional Class	1,671,297	11,964,718	2,243,624	818,363	894	1,668,408	-	-	15,058,387
Empower International Index Fund Institutional Class	3,101,974	25,494,660	4,548,508	1,077,464	31,081	3,077,690	-	-	32,043,394
Empower International Value Fund Institutional Class	2,037,161	13,525,007	2,492,580	580,151	20,549	1,552,483	-	-	16,989,919
Empower Large Cap Growth Fund Institutional Class	1,943,303	14,643,799	2,307,472	2,290,500	(537,809)	3,781,176	9,014	-	18,441,947
Empower Large Cap Value Fund Institutional Class	2,844,367	15,868,284	4,022,920	584,859	(36,286)	689,554	277,433	-	19,995,899
Empower Mid Cap Value Fund Institutional Class	877,850	5,440,239	1,307,623	339,322	(47,363)	473,801	47,816	-	6,882,341
Empower Real Estate Index Fund Institutional Class	309,103	1,927,285	607,599	142,362	15,513	71,029	46,245	-	2,463,551
Empower S&P 500® Index Fund Institutional Class	4,403,103	30,534,263	5,264,234	2,584,234	(474,732)	5,268,861	608,018	-	38,483,124
Empower S&P Mid Cap 400® Index Fund Institutional Class	2,016,483	13,084,324	3,255,833	858,674	(77,997)	1,174,669	207,425	-	16,656,152
Empower S&P Small Cap 600® Index Fund Institutional Class	2,120,675	10,633,258	3,151,335	744,101	154,414	468,205	145,489	-	13,508,697
Empower Small Cap Growth Fund Institutional Class	122,148	998,100	204,123	102,485	(20,147)	153,497	-	-	1,253,235
Empower Small Cap Value Fund Institutional Class	1,016,390	5,659,171	1,554,677	426,486	113,313	347,694	38,278	-	7,135,056
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	1,192,142	6,271,591	1,071,779	393,944	(97,002)	966,398	-	-	7,915,824
					(924,712)	20,374,212	1,386,065	0	210,414,885
FIXED INTEREST CONTRACT 0.46%
Empower of America Contract	1,188,862	955,288	326,109	101,179	-	-	8,644	-	1,188,862
					0	0	8,644	0	1,188,862
				Total	$(1,269,729)	$20,742,988	$1,747,949	$0	$231,473,751
Empower Lifetime 2055 Fund
Affiliate	Shares Held/ Account Balance 06/30/2023	Value 12/31/2022	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 06/30/2023
BOND MUTUAL FUNDS 7.01%
Empower Bond Index Fund Institutional Class	1,445,687	$11,078,580	$2,462,214	$1,986,215	$ (388,955)	$ 430,165	$ 199,735	$ -	$ 11,984,744
Empower Core Bond Fund Institutional Class	697,577	5,436,953	1,213,788	953,864	(157,599)	183,695	121,543	-	5,880,572
Empower Global Bond Fund Institutional Class	686,988	4,700,039	964,955	674,541	(101,992)	65,777	46,084	-	5,056,230

Semi-Annual Report - June 30, 2023

Empower Lifetime 2055 Fund
Affiliate	Shares Held/ Account Balance 06/30/2023	Value 12/31/2022	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 06/30/2023
Empower High Yield Bond Fund Institutional Class	373,224	$ 3,157,713	$ 542,442	$ 350,370	$ (14,269)	$ 83,874	$ 83,578	$ -	$ 3,433,659
Empower Multi-Sector Bond Fund Institutional Class	592,840	4,404,416	914,807	646,419	(85,663)	93,630	114,427	-	4,766,434
Empower Short Duration Bond Fund Institutional Class	72,384	624,044	132,297	89,479	(5,994)	7,760	10,724	-	674,622
					(754,472)	864,901	576,091	0	31,796,261
EQUITY MUTUAL FUNDS 82.80%
Empower Ariel Mid Cap Value Fund Institutional Class	260,072	2,728,026	400,331	372,503	(4,461)	208,964	10,983	-	2,964,818
Empower Emerging Markets Equity Fund Institutional Class	2,702,179	20,889,918	2,585,308	2,293,766	(69,031)	1,354,711	-	-	22,536,171
Empower International Growth Fund Institutional Class	3,051,967	25,279,716	2,265,755	2,778,735	652,403	2,731,486	-	-	27,498,222
Empower International Index Fund Institutional Class	5,655,711	53,770,291	4,676,960	6,571,915	(301,440)	6,548,158	-	-	58,423,494
Empower International Value Fund Institutional Class	3,715,891	28,495,911	2,603,020	2,839,554	442,422	2,731,158	-	-	30,990,535
Empower Large Cap Growth Fund Institutional Class	3,378,951	29,282,941	1,689,640	5,863,621	(1,029,828)	6,957,285	15,714	-	32,066,245
Empower Large Cap Value Fund Institutional Class	4,936,334	31,887,391	4,257,866	2,322,398	342,805	879,567	484,121	-	34,702,426
Empower Mid Cap Value Fund Institutional Class	1,519,449	10,862,460	1,384,395	1,271,782	(132,661)	937,406	83,178	-	11,912,479
Empower Real Estate Index Fund Institutional Class	551,398	4,001,090	715,619	433,215	61,420	111,145	83,094	-	4,394,639
Empower S&P 500® Index Fund Institutional Class	7,661,286	61,162,346	4,627,470	8,353,178	(659,950)	9,523,001	1,062,265	-	66,959,639
Empower S&P Mid Cap 400® Index Fund Institutional Class	3,485,668	26,249,515	3,390,381	3,153,990	(234,677)	2,305,709	361,169	-	28,791,615
Empower S&P Small Cap 600® Index Fund Institutional Class	3,930,450	22,891,741	3,541,137	3,074,731	(406,392)	1,678,818	271,134	-	25,036,965
Empower Small Cap Growth Fund Institutional Class	230,456	2,170,159	218,326	310,591	(12,427)	286,589	-	-	2,364,483
Empower Small Cap Value Fund Institutional Class	1,891,033	12,182,928	1,828,768	1,628,596	37,592	891,956	71,500	-	13,275,056
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	2,069,941	12,568,223	837,655	1,410,027	(131,390)	1,748,558	-	-	13,744,409
					(1,445,615)	38,894,511	2,443,158	0	375,661,196
FIXED INTEREST CONTRACT 0.34%
Empower of America Contract	1,575,083	1,456,839	293,717	187,611	-	-	12,138	-	1,575,083
					0	0	12,138	0	1,575,083
				Total	$(2,200,087)	$39,759,412	$3,031,387	$0	$409,032,540

Semi-Annual Report - June 30, 2023

Empower Lifetime 2060 Fund
Affiliate	Shares Held/ Account Balance 06/30/2023	Value 12/31/2022	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 06/30/2023
BOND MUTUAL FUNDS 6.71%
Empower Bond Index Fund Institutional Class	116,331	$ 650,678	$ 426,866	$133,702	$ (20,802)	$ 20,546	$ 14,526	$ -	$ 964,388
Empower Core Bond Fund Institutional Class	56,060	318,878	208,027	65,333	(11,142)	11,016	8,890	-	472,588
Empower Global Bond Fund Institutional Class	58,972	294,043	189,153	53,180	(8,520)	4,015	3,817	-	434,031
Empower High Yield Bond Fund Institutional Class	29,675	184,106	107,209	25,063	(3,045)	6,758	6,474	-	273,010
Empower Multi-Sector Bond Fund Institutional Class	47,800	259,720	163,804	46,101	(8,038)	6,888	8,942	-	384,311
Empower Short Duration Bond Fund Institutional Class	5,772	36,451	22,740	5,798	(387)	401	772	-	53,794
					(51,934)	49,624	43,421	0	2,582,122
EQUITY MUTUAL FUNDS 82.58%
Empower Ariel Mid Cap Value Fund Institutional Class	21,277	164,703	84,051	28,926	(8,055)	22,731	882	-	242,559
Empower Emerging Markets Equity Fund Institutional Class	246,520	1,391,421	707,682	182,813	(48,082)	139,689	-	-	2,055,979
Empower International Growth Fund Institutional Class	265,138	1,617,751	759,239	327,809	(108,114)	339,713	-	-	2,388,894
Empower International Index Fund Institutional Class	491,904	3,439,797	1,590,346	455,328	(68,866)	506,549	-	-	5,081,364
Empower International Value Fund Institutional Class	322,852	1,822,748	840,849	231,882	(39,670)	260,874	-	-	2,692,589
Empower Large Cap Growth Fund Institutional Class	276,602	1,777,395	716,929	428,279	(131,401)	558,909	1,266	-	2,624,954
Empower Large Cap Value Fund Institutional Class	404,056	1,924,318	1,013,886	222,914	(38,192)	125,221	38,816	-	2,840,511
Empower Mid Cap Value Fund Institutional Class	124,232	659,110	319,684	87,954	(27,158)	83,136	6,682	-	973,976
Empower Real Estate Index Fund Institutional Class	47,361	252,600	149,190	47,441	(11,136)	23,117	6,958	-	377,466
Empower S&P 500® Index Fund Institutional Class	625,783	3,704,091	1,652,885	663,835	(149,993)	776,202	85,339	-	5,469,343
Empower S&P Mid Cap 400® Index Fund Institutional Class	285,294	1,587,904	808,030	236,734	(52,603)	197,331	29,023	-	2,356,531
Empower S&P Small Cap 600® Index Fund Institutional Class	344,212	1,479,913	851,615	343,882	(109,882)	204,982	23,281	-	2,192,628
Empower Small Cap Growth Fund Institutional Class	19,875	138,483	64,042	27,692	(9,235)	29,085	-	-	203,918
Empower Small Cap Value Fund Institutional Class	165,058	785,786	413,910	155,771	(44,481)	114,786	6,125	-	1,158,711
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	169,263	761,251	326,160	125,759	(48,223)	162,252	-	-	1,123,904
					(895,091)	3,544,577	198,372	0	31,783,327
FIXED INTEREST CONTRACT 0.33%
Empower of America Contract	126,804	85,961	53,442	13,433	-	-	834	-	126,804
					0	0	834	0	126,804
				Total	$(947,025)	$3,594,201	$242,627	$0	$34,492,253

Semi-Annual Report - June 30, 2023

3.  PURCHASES & SALES OF INVESTMENTS
For the period ended June 30, 2023, the aggregate cost of purchases and proceeds from sales of investments were as follows:
	Purchases	Sales
Empower Lifetime 2015 Fund	$24,958,886	$71,099,623
Empower Lifetime 2020 Fund	46,775,814	69,848,016
Empower Lifetime 2025 Fund	89,162,308	174,624,912
Empower Lifetime 2030 Fund	74,056,389	58,420,133
Empower Lifetime 2035 Fund	99,378,333	167,130,770
Empower Lifetime 2040 Fund	50,497,157	30,373,635
Empower Lifetime 2045 Fund	77,217,101	91,399,665
Empower Lifetime 2050 Fund	45,837,914	13,924,172
Empower Lifetime 2055 Fund	47,188,124	49,727,368
Empower Lifetime 2060 Fund	12,913,385	3,254,494
4.  INDEMNIFICATIONS
The Funds' organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.
5.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to June 30, 2023, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.

Semi-Annual Report - June 30, 2023

Availability of Quarterly Portfolio Schedule
Empower Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Empower Funds’ Forms NPORT-EX are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Empower Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Empower Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Funds' Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the ECM Liquidity Risk Management Committee (“LRMC”) as the administrator of the liquidity risk management program. The LRMC includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The LRMC reassessed each Fund’s liquidity risk profile, considering additional data gathered through March 31, 2023, and the adequacy and effectiveness of the liquidity risk management program’s operations since March 31, 2022 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 15, 2023. The report stated that:
(i)	the program performed well during the covered period and meets the needs and profile of the Funds;
(ii)	the Funds benefit from the stability of their shareholder base,
(iii)	the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv)    no changes were proposed to the program as of the date of the report; and
(v)	no Fund approached the internal triggers set by the LRMC or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and that recent amendments to Rule 22e-4 proposed by the SEC were reviewed.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Empower Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 20, 2023 (the “April Board Meeting”), unanimously approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between Empower Capital Management, LLC (“ECM”) and the Company, on behalf of each of the following series of the Company: (i) Empower Lifetime 2015 Fund; (ii); Empower Lifetime 2020 Fund; (iii) Empower Lifetime 2025 Fund; (iv) Empower Lifetime 2030 Fund; (v) Empower Lifetime 2035 Fund; (vi) Empower Lifetime 2040 Fund; (vii) Empower Lifetime 2045 Fund; (viii) Empower Lifetime 2050 Fund; (ix) Empower Lifetime 2055 Fund; and (x) Empower Lifetime 2060 Fund (each a “Fund,” and collectively, the “Funds”).  (The Funds and the Company’s other series are referred to collectively as the “Empower Funds.”)

Pursuant to the Advisory Agreement, ECM acts as investment adviser and, subject to oversight by the Board, directs the investments of each of the Funds in accordance with its investment objectives, policies and limitations.  ECM also provides, subject to oversight by the Board, the management and administrative services necessary for the Funds’ operation.
On March 22, 2023 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics furnished by ECM in connection with the proposed continuation of the Advisory Agreement, and met with representatives of ECM to review, among other things, comparative information on each Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data.  In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Consultant”) to review comparative information regarding each Fund’s investment performance, fees and expenses, as well as enterprise profitability data, and further discussed such information with ECM.  The Independent Directors also conferred with the Independent Consultant regarding Broadridge’s peer group selection methodology and noted that they had previously discussed such methodology with representatives of Broadridge at a meeting of the Independent Directors convened on February 15, 2023.  Additionally, the Independent Directors considered supplemental information provided in response to their requests made following the March Meeting.  The Independent Directors further discussed continuation of the Advisory Agreement separately with independent legal counsel, including at a separate meeting of the Independent Directors convened immediately prior to the April Board Meeting and at the April Board Meeting.  The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Funds and the other Empower Funds.  Although the Board considered the approval of the Advisory Agreement as part of its multi-faceted annual review process of agreements across the Empower Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of the Advisory Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Agreement.  The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year.  Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for the Empower Funds, including the services and support provided to each of the Empower Funds, including the Funds and their shareholders. Additionally, the Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the mutual fund marketplace.
In its deliberations, the Board did not identify any single factor as being determinative.  Rather, the Board’s approval was based on each Director’s business judgment after a comprehensive consideration of the information as a whole.  Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.  The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Advisory Agreement and the information provided to it, the Board concluded that the Advisory Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.  The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Advisory Agreement are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Funds by ECM.  Among other things, the Board considered ECM’s organizational history and ownership, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Funds, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Funds.  With respect to personnel, the Board noted that ECM’s affiliate, Empower Retirement, LLC (“Empower”) provides employees, including various management professionals, who provide services on behalf of ECM - which does not have its own employees - pursuant to an agreement between ECM and Empower.  (Each of Empower and ECM is a wholly-owned subsidiary of Empower Annuity Insurance Company of America (“Empower of America”).  References herein to personnel, services, activities and resources of ECM should be understood generally as including Empower.)

The Board reviewed the qualifications, education, experience, tenure and responsibilities of the senior personnel serving the Funds and the portfolio management team responsible for the day-to-day management of the Funds, as well as the organization’s efforts to attract, retain and motivate capable personnel to serve the Funds.  The Board also considered ECM’s reputation for management of its investment strategies and its decision& #8209;making process regarding asset allocation and investments.
In addition, the Board considered ECM’s overall financial condition and ability to carry out its obligations to the Funds, its technical resources and operational capabilities, including for investment administration functions, fund accounting services and financial reporting, as well as the controls, internal audit reviews and third-party assessments relating to such operations and services.  Also considered by the Board was ECM’s disaster recovery procedures, cybersecurity program and controls relating to enterprise resiliency, noting prior discussions with and presentations by ECM’s Chief Information Security Officer. The Board also took into account various organizational developments, including recent acquisitions by Empower and related integration initiatives, as well as recent and planned enhancements, such as progress on the implementation of an enhanced trade order management system and other similar projects.
As part of its assessment of the nature, extent and quality of services, the Board evaluated information regarding ECM’s regulatory and compliance environment and compliance policies and procedures.  The Board considered ECM’s compliance program resources and history, reports from the Chief Compliance Officer about ECM’s oversight of and compliance with applicable laws and regulations and compliance-related resources devoted by ECM in support of the Funds’ obligations pursuant to Rule 38a-1 under the 1940 Act.  The Board also considered ECM’s efforts generally to ensure that third-party programs and vendors used to service the Funds - including for purposes of regulatory compliance support - are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of ECM each year to discuss portfolio management strategies and performance.  Additionally, the quality of ECM’s communications with the Board, as well as ECM’s responsiveness to the Board, were taken into account.  Also considered was ECM’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, monetary and fiscal policy developments, and emerging issues.  In this regard, the Board received information on the impacts of macroeconomic and geopolitical developments on ECM generally and the Funds, and considered how monitoring and analysis of such developments informs ECM’s performance of its services to the Funds.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by ECM.
Investment Performance
The Board received and considered information regarding the investment performance of each Fund.  The Board reviewed performance information for the Investor Class and Institutional Class shares of each Fund as compared against a Morningstar index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classifications. This performance data generally included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2022, with respect to the Investor Class, and, for the Institutional Class, annualized returns for the one-, three- and five-year periods ended December 31, 2022.
In reviewing the available performance data, the Board noted that the following Funds were launched on April 28, 2016: (i) Empower Lifetime 2020 Fund; (ii) Empower Lifetime 2030 Fund; (iii) Empower Lifetime 2040 Fund; and (iv) Empower Lifetime 2050 Fund.  In addition, the Board noted that Empower Lifetime 2060 Fund was launched on May 1, 2019.
In evaluating each Fund’s investment performance, the Board considered each Fund’s performance relative to the applicable Morningstar index as well as the Fund’s quintile ranking within its performance universe - with the first quintile being the best performers and the fifth quintile being the worst performers - and made the following observations:
Empower Lifetime 2015 Fund: The annualized returns of the Investor Class for the one-, three-, five- and ten-year periods ended December 31, 2022 were in the first, first second and third quintiles, respectively, of its performance universe, which exceeded the performance universe median for each of the one-, three- and five-year periods ended December 31, 2022 and had a specific ranking in the 54th percentile for the ten-year period ended December 31, 2022.  The annualized returns of the Institutional Class exceeded its performance universe median for each period reviewed, ranking in the first quintile of its performance universe for each period.  The Fund outperformed the Morningstar index for each period reviewed.

Empower Lifetime 2020 Fund: The annualized returns of the Investor Class were in the first, second and third quintiles of its performance universe for the one-, three- and five-year periods ended December 31, 2022, respectively, exceeding its performance universe median for each period.  The annualized returns of the Institutional Class exceeded its performance universe median for each period reviewed, ranking in the first quintile of its performance universe for each period.  The Fund outperformed the Morningstar index for each period reviewed.
Empower Lifetime 2025 Fund: The annualized returns of each class of the Fund exceeded its performance universe median for each period reviewed.  For the Investor Class, the annualized returns were in the second, second, third and second quintiles of its performance universe for the one-, three-, five- and ten-year periods ended December 31, 2022, respectively.  As to the Institutional Class, the annualized returns were in the second, first and first quintiles of its performance universe for the one-, three- and five-year periods ended December 31, 2022.  The Fund outperformed the Morningstar index for each period reviewed.
Empower Lifetime 2030 Fund: The annualized returns of the Fund’s Investor Class ranked in the second, second and third quintiles of its performance universe for the one-, three- and five-year periods ended December 31, 2022, respectively, which exceeded the performance universe median for each of the one- and three-year periods ended December 31, 2022, and ranked specifically in the 53rd percentile for the five-year period ended December 31, 2022.  The annualized returns of the Institutional Class exceeded its performance universe median for each period reviewed, ranking in the first, first and second quintiles of its performance universe for the one-, three- and five-year periods ended December 31, 2022, respectively.  The Fund outperformed the Morningstar index for each period reviewed.
Empower Lifetime 2035 Fund: The annualized returns of the Investor Class for the one-, three-, five- and ten-year periods ended December 31, 2022 were in the second, third, fourth and second quintiles, respectively, of its performance universe, which exceeded the performance universe median for each of the one- and ten-year periods ended December 31, 2022, equaled the performance universe median for the three-year period ended December 31, 2022 and had a specific ranking in the 61st percentile for the five-year period ended December 31, 2022.  The annualized returns of the Institutional Class exceeded its performance universe median for each period reviewed, ranking in the first, second and second quintiles of its performance universe for the one-, three- and five-year periods ended December 31, 2022, respectively.  The Fund outperformed the Morningstar index for each period reviewed.
Empower Lifetime 2040 Fund: The annualized returns of the Investor Class ranked in the first, third and fourth quintiles of its performance universe for the one-, three- and five-year periods ended December 31, 2022, respectively, with specific rankings in the 57th and 66th percentiles for the three- and five-year periods, respectively.  The annualized returns of the Institutional Class exceeded its performance universe median for each period reviewed, ranking in the first, second and third quintiles of its performance universe for the one-, three- and five-year periods ended December 31, 2022, respectively.  The Fund outperformed the Morningstar index for each period reviewed, with the exception of the five-year period ended December 31, 2022, for the Investor Class, which slightly underperformed the index (by 0.02%).
Empower Lifetime 2045 Fund: The annualized returns of the Investor Class for the one-, three-, five- and ten-year periods ended December 31, 2022 were in the second, fourth, fourth and third quintiles, respectively, of its performance universe, which exceeded the performance universe median for each of the one- and ten-year periods ended December 31, 2022.  For the Institutional Class, the annualized returns were in the first, third and third quintiles of its performance universe for the one-, three- and five-year periods ended December 31, 2022, respectively, which exceeded the performance universe median for each of the one- and three-year periods ended December 31, 2022 and had a specific ranking in the 56th percentile of its performance universe for the five-year period ended December 31, 2022.  Although the Investor Class underperformed the Morningstar index for the five- and ten-year periods ended December 31, 2022, the Investor Class exceeded or approximated the Morningstar index for the one- and three-year periods ended December 31, 2022.  The Institutional Class exceeded the index for each period reviewed.
Empower Lifetime 2050 Fund: Although the annualized returns of the Fund’s Investor Class were in the fourth quintile of its performance universe for each of the three- and five-year periods ended December 31, 2022, the Investor Class annualized returns exceeded its performance universe median for the one-year period ended December 31, 2022, ranking in the first quintile.  As to the Institutional Class, its annualized returns were in the first, third and fourth quintiles of its performance universe for the one-, three- and five-year periods ended December 31, 2022, with specific rankings for the three- and five-year periods in the 52nd and 63rd percentiles, respectively.  Although the Investor Class underperformed the Morningstar index for each period reviewed, the Institutional Class exceeded the index for each period reviewed.

Empower Lifetime 2055 Fund: The annualized returns of each class of the Fund exceeded its respective performance universe median for the one-year period ended December 31, 2022.  For the Investor Class, the annualized returns were in the first, fourth, fifth and fourth quintiles of its performance universe for the one-, three, five- and ten-year periods ended December 31, 2022.  As to the Institutional Class, the annualized returns were in the first, fourth and fourth quintiles of its performance universe for the one, three- and five-year periods ended December 31, 2022.  Although the Investor Class underperformed the Morningstar index for each period reviewed, the Institutional Class exceeded the index for each period reviewed.
Empower Lifetime 2060 Fund: The annualized returns of each class of the Fund for the one-year period ended December 31, 2022, exceeded its respective performance universe median, ranking in the first quintile in each case.  The annualized returns of the Fund’s Investor Class and Institutional Class for the three-year period ended December 31, 2022, ranked in the fifth and fourth quintiles, respectively, of its performance universe.  Although the Investor Class approximated or underperformed the Morningstar index for each period reviewed, the Institutional Class exceeded the index for each period reviewed.
In evaluating the comparative performance data, the Board considered that the Funds are “target date” funds, which have an asset allocation strategy designed to meet certain investment goals based on an investor’s investment horizon (such as projected retirement date) and personal objectives.  As the Funds approach their respective target year (i.e., the presumed retirement year for the investor), they become more conservative as demonstrated by their declining allocation to equities. Thus, the Board took into account ECM’s asset allocation processes and the oversight thereof, including ECM’s systematic approach to performance monitoring.  In light of the limited performance track records for certain Funds, the Board also considered its accumulated experience in working with ECM on matters relating to the other Empower Funds.  Also relevant to the Board’s evaluation was ECM’s assessment that each Fund meets expectations with respect to its investment objective.
The Board determined that it was satisfied with the information provided regarding each Fund’s investment performance and the oversight thereof.
Costs and Profitability
The Board considered the costs of services provided by ECM from its relationship with the Funds.  With respect to the costs of services, the Board considered the unified investment management fee structure of the Funds and the level of the investment management fees payable by the Funds.  In addition, the Board noted that ECM has contractually agreed, for a one-year renewable term, through April 30, 2024, to reduce its management fee by a stated amount with respect to each Fund’s investment in a fixed income contract issued and guaranteed by ECM’s parent company, Empower of America.
In light of the Funds’ unified investment management fee structure, as well as each Fund’s investment strategy of investing in a professionally selected mix of underlying funds, the Board considered each Fund’s total annual operating expense ratio, including underlying fund expenses, in comparison to the total annual operating expense ratios of peer groups of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications.  In addition, the Board considered each Fund’s total expense ratio in comparison to the median expense ratios of all funds in the peer groups. In assessing the comparative expense data, the Board noted that it received a description of the methodology Broadridge used to determine the similarity of each Fund to the funds included in its peer group.
The Board made the following observations regarding each Fund’s total annual operating expense ratio, including underlying fund expenses, with respect to the quintile ranking of such expense ratio within the peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses):
Empower Lifetime 2015 Fund: The total annual operating expense ratio, including underlying fund expenses, for each class of the Fund ranked in the third quintile of its respective peer group, which, for the Investor Class, was above its peer group median expense ratio and, for the Institutional Class, was lower than its peer group median expense ratio.
Empower Lifetime 2020 Fund: The total annual operating expense ratio, including underlying fund expenses, for each class of the Fund ranked in the third quintile (60th percentile) of its respective peer group, above its respective peer group median.
Empower Lifetime 2025 Fund: Although for the Investor Class the total annual operating expense ratio, including underlying fund expenses, was above its peer group median expense ratio and ranked in the fourth quintile ( 67th percentile), the total annual operating expense ratio, including underlying fund expenses, for the Institutional Class was lower than its peer group median expense ratio, ranking in the third quintile.

Empower Lifetime 2030 Fund: For each class, the total annual operating expense ratio, including underlying fund expenses, was above its respective peer group median expense ratio, ranking in the fourth quintile of its respective peer group, with specific peer group rankings in the 63rd and 75th percentiles for the Investor Class and Institutional Class, respectively.
Empower Lifetime 2035 Fund, Empower Lifetime 2040 Fund, Empower Lifetime 2045 Fund, Empower Lifetime 2050 Fund, Empower Lifetime 2055 Fund and Empower Lifetime 2060 Fund: For each class, the total annual operating expense ratio, including underlying fund expenses, was above its respective peer group median expense ratio, ranking in the fourth quintile (75th percentile for 2040, 2050 and 2060 Funds; 78th percentile for 2035, 2045 and 2055 Funds) for the Investor Class and in the fifth quintile for the Institutional Class.
As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Consultant assessing expenses in the context of performance and other factors.  In this connection, the Board considered the Independent Consultant’s overall conclusion that each Fund’s total annual operating expense ratio is reasonable relative to the quality of services provided, expenses of similar funds and the profitability of ECM.
In addition, the Board received information regarding the fees charged by ECM to separate accounts and other products managed by ECM and noted that the Funds may have higher advisory fees than the separate accounts and other products managed by ECM because of the increased regulatory and compliance requirements of the Funds and the differences in the range of services provided to the Funds and to such other clients.
The Board further considered the overall financial soundness of ECM and the profits estimated to have been realized by ECM and its affiliates.  The Board reviewed the financial statements and profitability information from ECM.
With respect to ECM’s profitability information, the Board considered that there is no recognized standard or uniform methodology for determining profitability for this purpose.  Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as ECM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available.  The Board also reviewed a report from the Independent Consultant comparing pre-tax investment management profitability margins for the latest fiscal year for certain publicly-traded advisers to fund complexes as compared to ECM’s estimated complex-level profits.  The Board considered that, while ECM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses.  In addition, with respect to Empower Lifetime 2050 Fund and Empower Lifetime 2060 Fund in particular, the Board noted that ECM reported a negative margin associated with its management of each of the Funds.
Based on the information provided, the Board concluded that the costs of the services provided and, as applicable, the profits estimated to have been realized by ECM and its affiliates were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for ECM to experience economies of scale in the provision of services to the Funds and the extent to which potential scale benefits are shared with shareholders.  In evaluating economies of scale, the Board considered, among other things, the current level of management fees payable by each Fund, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of ECM and the current level of Fund assets.  Although there are no contractual breakpoints in each Fund’s management fee schedule, the Board noted that ECM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders and investments in the business intended to enhance services available to each Fund and its shareholders.  The Board also noted that under each Fund’s unified investment management fee structure ECM, and not the Fund, would be responsible for paying almost all of the expenses necessary to service the Fund, including those of other service providers, and consequently, ECM bears the risk of these expenses increasing.
Based on the information provided, the Board concluded that ECM’s arrangements with respect to each Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by ECM from its relationship with the Funds as part of the total mix of information evaluated by the Board.
The Board noted where services were provided to the Funds by affiliates of ECM, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement (the “Shareholder Services Agreement”).  The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement - an assessment that included, among other things, reviews of service metrics data, the nature and quality of shareholder services, fees retained by Empower and those paid to third-party providers and Empower’s estimated profitability on shareholder services fees from the Funds.
In addition to the foregoing arrangements, the Board took into account the fact that, as noted above, each Fund invests in a fixed income contract issued and guaranteed by Empower of America.  The Board also considered that the Funds are used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with ECM and as a funding vehicle under retirement plans for which affiliates of ECM may provide various retirement plan services.  Additionally, the Board considered the extent to which Empower of America and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits, and evaluated information provided by ECM in this regard.
The Board concluded that the Funds’ management fees were reasonable, taking into account any ancillary benefits derived by ECM or its affiliates.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement continue to be reasonable and that the continuation of the Advisory Agreement is in the best interests of each Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)  (1) Not required in filing.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
EMPOWER FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 23, 2023
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 23, 2023
By:	/s/ Kelly B. New

Kelly B. New
Treasurer & Chief Financial Officer
Date:August 23, 2023